Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

March 31, 2020

VTMI-QTLY-0520
1.9887334.101

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	41,068	$1,197,132
ATN International, Inc.	60	3,523
Bandwidth, Inc. (a)	92	6,191
CenturyLink, Inc.	5,552	52,522
Cincinnati Bell, Inc. (a)	298	4,363
Cogent Communications Group, Inc.	236	19,345
Consolidated Communications Holdings, Inc.	465	2,116
GCI Liberty, Inc. (a)	532	30,308
Intelsat SA (a)(b)	330	505
Iridium Communications, Inc. (a)	561	12,527
ORBCOMM, Inc. (a)	369	900
Pareteum Corp. (a)	313	129
PDVWireless, Inc. (a)	69	3,151
Verizon Communications, Inc.	23,256	1,249,545
Vonage Holdings Corp. (a)	1,308	9,457
		2,591,714
Entertainment - 1.7%
Activision Blizzard, Inc.	4,312	256,478
AMC Entertainment Holdings, Inc. Class A (b)	313	989
Cinemark Holdings, Inc.	599	6,104
Electronic Arts, Inc. (a)	1,636	163,878
Glu Mobile, Inc. (a)	633	3,982
Lions Gate Entertainment Corp.:
Class A (a)(b)	517	3,143
Class B (a)	422	2,355
Live Nation Entertainment, Inc. (a)	797	36,232
Marcus Corp.	132	1,626
Netflix, Inc. (a)	2,462	924,481
Roku, Inc. Class A (a)(b)	518	45,315
Rosetta Stone, Inc. (a)	154	2,159
Sciplay Corp. (A Shares)	97	924
Take-Two Interactive Software, Inc. (a)	633	75,080
The Madison Square Garden Co. (a)	96	20,295
The Walt Disney Co.	10,127	978,268
World Wrestling Entertainment, Inc. Class A	269	9,127
Zynga, Inc. (a)	5,350	36,648
		2,567,084
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	1,691	1,964,857
Class C (a)	1,673	1,945,381
ANGI Homeservices, Inc. Class A (a)(b)	396	2,079
CarGurus, Inc. Class A (a)(b)	403	7,633
Cars.com, Inc. (a)	357	1,535
Eventbrite, Inc. (a)	205	1,497
EverQuote, Inc. Class A (a)	60	1,575
Facebook, Inc. Class A (a)	13,526	2,256,137
IAC/InterActiveCorp (a)	410	73,484
Liberty TripAdvisor Holdings, Inc. (a)	472	850
Match Group, Inc. (a)(b)	304	20,076
MeetMe, Inc. (a)	423	2,483
Pinterest, Inc. Class A	486	7,504
QuinStreet, Inc. (a)	260	2,093
Snap, Inc. Class A (a)	4,443	52,827
TripAdvisor, Inc.	611	10,625
TrueCar, Inc. (a)	447	1,082
Twitter, Inc. (a)	4,340	106,590
Yelp, Inc. (a)	361	6,509
Zillow Group, Inc.:
Class A (a)	359	12,195
Class C (a)(b)	549	19,775
		6,496,787
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	1,748	38,963
AMC Networks, Inc. Class A (a)	240	5,834
Cable One, Inc.	28	46,032
Cardlytics, Inc. (a)	112	3,916
Central European Media Enterprises Ltd. Class A (a)	507	1,587
Charter Communications, Inc. Class A (a)	881	384,389
Clear Channel Outdoor Holdings, Inc. (a)	2,016	1,290
Comcast Corp. Class A	25,510	877,034
comScore, Inc. (a)	171	482
Cumulus Media, Inc. (a)	82	444
Discovery Communications, Inc.:
Class A (a)(b)	1,022	19,868
Class C (non-vtg.) (a)	1,699	29,800
DISH Network Corp. Class A (a)	1,451	29,005
E.W. Scripps Co. Class A	311	2,345
Entercom Communications Corp. Class A	662	1,132
Fox Corp.:
Class A	1,852	43,763
Class B	1,023	23,406
Gray Television, Inc. (a)	482	5,177
Interpublic Group of Companies, Inc.	2,196	35,553
John Wiley & Sons, Inc. Class A (b)	256	9,597
Liberty Broadband Corp.:
Class A (a)	156	16,692
Class C (a)	832	92,119
Liberty Global PLC:
Class A (a)	725	11,970
Class C (a)	2,551	40,076
Liberty Latin America Ltd.:
Class A (a)	178	1,873
Class C (a)	693	7,110
Liberty Media Corp.:
Liberty Braves Class A (a)	90	1,755
Liberty Braves Class C (a)	158	3,011
Liberty Formula One Group Series C (a)	1,035	28,183
Liberty Media Class A (a)	269	6,946
Liberty SiriusXM Series A (a)	523	16,574
Liberty SiriusXM Series C (a)	779	24,632
Loral Space & Communications Ltd. (a)	65	1,056
Meredith Corp.	239	2,921
MSG Network, Inc. Class A (a)(b)	265	2,703
National CineMedia, Inc.	349	1,138
New Media Investment Group, Inc. (b)	697	1,032
News Corp.:
Class A	1,707	15,320
Class B	1,173	10,545
Nexstar Broadcasting Group, Inc. Class A	261	15,068
Omnicom Group, Inc.	1,233	67,692
Scholastic Corp.	175	4,461
Sinclair Broadcast Group, Inc. Class A (b)	378	6,078
Sirius XM Holdings, Inc. (b)	7,752	38,295
TechTarget, Inc. (a)	125	2,576
Tegna, Inc.	1,215	13,195
The New York Times Co. Class A (b)	815	25,029
ViacomCBS, Inc. Class B	3,060	42,871
WideOpenWest, Inc. (a)	125	595
		2,061,133
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	254	2,695
Gogo, Inc. (a)(b)	293	621
NII Holdings, Inc. (a)(c)	363	788
Shenandoah Telecommunications Co.	264	13,002
T-Mobile U.S., Inc. (a)	1,778	149,174
Telephone & Data Systems, Inc.	542	9,084
U.S. Cellular Corp. (a)	93	2,724
		178,088

TOTAL COMMUNICATION SERVICES		13,894,806

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
Adient PLC (a)	479	4,345
American Axle & Manufacturing Holdings, Inc. (a)	577	2,083
Aptiv PLC	1,418	69,822
Autoliv, Inc.	446	20,520
BorgWarner, Inc.	1,156	28,172
Cooper Tire & Rubber Co.	281	4,580
Cooper-Standard Holding, Inc. (a)	75	770
Dana, Inc. (b)	823	6,428
Delphi Technologies PLC (a)	470	3,784
Dorman Products, Inc. (a)	166	9,175
Fox Factory Holding Corp. (a)	218	9,156
Garrett Motion, Inc. (a)	455	1,301
Gentex Corp.	1,437	31,844
Gentherm, Inc. (a)	193	6,060
LCI Industries (b)	143	9,557
Lear Corp.	312	25,350
Modine Manufacturing Co. (a)	291	946
Motorcar Parts of America, Inc. (a)(b)	103	1,296
Standard Motor Products, Inc.	111	4,614
Stoneridge, Inc. (a)	160	2,680
Tenneco, Inc. (b)	284	1,022
The Goodyear Tire & Rubber Co.	1,295	7,537
Veoneer, Inc. (a)(b)	574	4,202
Visteon Corp. (a)(b)	155	7,437
Workhorse Group, Inc. (a)(b)	301	545
		263,226
Automobiles - 0.5%
Ford Motor Co.	21,719	104,903
General Motors Co.	7,038	146,250
Harley-Davidson, Inc. (b)	859	16,261
Tesla, Inc. (a)	800	419,200
Thor Industries, Inc. (b)	313	13,202
Winnebago Industries, Inc.	191	5,312
		705,128
Distributors - 0.1%
Core-Mark Holding Co., Inc.	240	6,857
Funko, Inc. (a)	54	215
Genuine Parts Co.	820	55,211
LKQ Corp. (a)	1,736	35,605
Pool Corp.	223	43,880
		141,768
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	300	8,037
American Public Education, Inc. (a)	70	1,675
Bright Horizons Family Solutions, Inc. (a)	327	33,354
Career Education Corp. (a)	372	4,014
Carriage Services, Inc.	98	1,583
Chegg, Inc. (a)(b)	650	23,257
Collectors Universe, Inc.	41	642
Frontdoor, Inc. (a)	478	16,625
Graham Holdings Co.	25	8,529
Grand Canyon Education, Inc. (a)	268	20,444
H&R Block, Inc.	1,054	14,840
Houghton Mifflin Harcourt Co. (a)	618	1,162
K12, Inc. (a)	194	3,659
Laureate Education, Inc. Class A (a)	619	6,506
OneSpaWorld Holdings Ltd.	183	743
Regis Corp. (a)(b)	157	928
Select Interior Concepts, Inc. (a)	123	255
Service Corp. International	1,032	40,362
ServiceMaster Global Holdings, Inc. (a)	774	20,898
Strategic Education, Inc.	124	17,330
Weight Watchers International, Inc. (a)	263	4,447
		229,290
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	1,409	28,138
Biglari Holdings, Inc. (a)	9	463
BJ's Restaurants, Inc.	99	1,375
Bloomin' Brands, Inc.	486	3,470
Boyd Gaming Corp.	462	6,662
Brinker International, Inc. (b)	221	2,654
Caesars Entertainment Corp. (a)	3,151	21,301
Carnival Corp.	2,259	29,751
Carrols Restaurant Group, Inc. (a)(b)	157	286
Chipotle Mexican Grill, Inc. (a)	142	92,925
Choice Hotels International, Inc.	180	11,025
Churchill Downs, Inc.	199	20,487
Chuy's Holdings, Inc. (a)	77	775
Cracker Barrel Old Country Store, Inc.	135	11,235
Darden Restaurants, Inc.	694	37,795
Dave & Buster's Entertainment, Inc. (b)	175	2,289
Del Taco Restaurants, Inc. (a)	134	460
Denny's Corp. (a)	340	2,611
Dine Brands Global, Inc.	94	2,696
Domino's Pizza, Inc.	218	70,647
Drive Shack, Inc. (a)(b)	474	720
Dunkin' Brands Group, Inc.	468	24,851
El Pollo Loco Holdings, Inc. (a)	141	1,191
Eldorado Resorts, Inc. (a)(b)	365	5,256
Everi Holdings, Inc. (a)	444	1,465
Extended Stay America, Inc. unit	989	7,230
Fiesta Restaurant Group, Inc. (a)	169	681
Golden Entertainment, Inc. (a)	91	602
Hilton Grand Vacations, Inc. (a)	483	7,617
Hilton Worldwide Holdings, Inc.	1,570	107,137
Hyatt Hotels Corp. Class A (b)	207	9,915
Jack in the Box, Inc.	135	4,732
Las Vegas Sands Corp.	1,879	79,801
Lindblad Expeditions Holdings (a)	126	525
Marriott International, Inc. Class A	1,518	113,562
Marriott Vacations Worldwide Corp.	212	11,783
McDonald's Corp.	4,231	699,596
MGM Mirage, Inc.	2,915	34,397
Monarch Casino & Resort, Inc. (a)	73	2,049
Noodles & Co. (a)	147	692
Norwegian Cruise Line Holdings Ltd. (a)	1,204	13,196
Papa John's International, Inc. (b)	120	6,404
Penn National Gaming, Inc. (a)	610	7,717
Planet Fitness, Inc. (a)(b)	463	22,548
Playa Hotels & Resorts NV (a)	349	611
PlayAGS, Inc. (a)	179	474
Red Robin Gourmet Burgers, Inc. (a)	84	716
Red Rock Resorts, Inc.	399	3,411
Royal Caribbean Cruises Ltd. (b)	975	31,366
Ruth's Hospitality Group, Inc.	153	1,022
Scientific Games Corp. Class A (a)(b)	325	3,153
SeaWorld Entertainment, Inc. (a)	227	2,502
Shake Shack, Inc. Class A (a)	176	6,642
Six Flags Entertainment Corp. (b)	445	5,580
Starbucks Corp.	6,630	435,856
Texas Roadhouse, Inc. Class A	370	15,281
The Cheesecake Factory, Inc.	241	4,116
Twin River Worldwide Holdings, Inc.	127	1,652
Vail Resorts, Inc. (b)	228	33,678
Wendy's Co.	1,034	15,386
Wingstop, Inc.	169	13,469
Wyndham Destinations, Inc.	512	11,110
Wyndham Hotels & Resorts, Inc.	540	17,015
Wynn Resorts Ltd.	545	32,804
Yum! Brands, Inc.	1,687	115,610
		2,262,166
Household Durables - 0.3%
Beazer Homes U.S.A., Inc. (a)	145	934
Cavco Industries, Inc. (a)	48	6,957
Century Communities, Inc. (a)	170	2,467
D.R. Horton, Inc.	1,862	63,308
Ethan Allen Interiors, Inc.	165	1,686
Garmin Ltd.	817	61,242
GoPro, Inc. Class A (a)(b)	725	1,900
Helen of Troy Ltd. (a)	142	20,452
Hooker Furniture Corp.	58	905
Installed Building Products, Inc. (a)	127	5,063
iRobot Corp. (a)(b)	165	6,749
KB Home	480	8,688
La-Z-Boy, Inc.	273	5,610
Leggett & Platt, Inc.	751	20,037
Lennar Corp.:
Class A	1,460	55,772
Class B	248	7,172
LGI Homes, Inc. (a)	110	4,967
Lovesac (a)	35	204
M.D.C. Holdings, Inc.	289	6,705
M/I Homes, Inc. (a)	168	2,777
Meritage Homes Corp. (a)	203	7,412
Mohawk Industries, Inc. (a)	336	25,617
Newell Brands, Inc.	2,154	28,605
NVR, Inc. (a)	19	48,813
PulteGroup, Inc.	1,440	32,141
Skyline Champion Corp. (a)	281	4,406
Sonos, Inc. (a)	360	3,053
Taylor Morrison Home Corp. (a)	748	8,228
Tempur Sealy International, Inc. (a)	257	11,233
Toll Brothers, Inc.	683	13,148
TopBuild Corp. (a)	179	12,824
TRI Pointe Homes, Inc. (a)	807	7,077
Tupperware Brands Corp. (b)	271	439
Turtle Beach Corp. (a)	50	312
Universal Electronics, Inc. (a)	89	3,415
Whirlpool Corp.	358	30,716
Zagg, Inc. (a)(b)	132	411
		521,445
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	123	1,627
Amazon.com, Inc. (a)	2,341	4,564,295
Chewy, Inc.	302	11,322
Duluth Holdings, Inc. (a)	23	92
eBay, Inc.	4,276	128,537
Etsy, Inc. (a)	672	25,832
Expedia, Inc.	791	44,510
Groupon, Inc. (a)	2,778	2,723
GrubHub, Inc. (a)	520	21,180
Lands' End, Inc. (a)	91	486
Liberty Interactive Corp. QVC Group Series A (a)	2,189	13,364
Overstock.com, Inc. (a)(b)	209	1,043
PetMed Express, Inc. (b)	125	3,598
Quotient Technology, Inc. (a)	413	2,685
Revolve Group, Inc.	76	657
Shutterstock, Inc.	105	3,377
Stamps.com, Inc. (a)	87	11,317
Stitch Fix, Inc. (a)(b)	137	1,740
The Booking Holdings, Inc. (a)	235	316,150
The RealReal, Inc.	87	610
The Rubicon Project, Inc. (a)	310	1,721
Wayfair LLC Class A (a)(b)	373	19,933
		5,176,799
Leisure Products - 0.1%
Acushnet Holdings Corp.	211	5,427
American Outdoor Brands Corp. (a)	268	2,224
Brunswick Corp.	468	16,553
Callaway Golf Co.	530	5,417
Clarus Corp.	89	872
Hasbro, Inc.	715	51,158
Johnson Outdoors, Inc. Class A	38	2,383
Malibu Boats, Inc. Class A (a)	116	3,340
Mattel, Inc. (a)(b)	1,965	17,312
MCBC Holdings, Inc. (a)	87	635
Polaris, Inc.	330	15,890
Sturm, Ruger & Co., Inc.	97	4,938
Vista Outdoor, Inc. (a)	373	3,282
YETI Holdings, Inc. (a)(b)	257	5,017
		134,448
Multiline Retail - 0.4%
Big Lots, Inc.	218	3,100
Dillard's, Inc. Class A	56	2,069
Dollar General Corp.	1,431	216,095
Dollar Tree, Inc. (a)	1,325	97,348
JC Penney Corp., Inc. (a)(b)	1,440	518
Kohl's Corp.	887	12,941
Macy's, Inc. (b)	1,753	8,607
Nordstrom, Inc. (b)	602	9,235
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	310	14,365
Target Corp.	2,847	264,686
		628,964
Specialty Retail - 2.0%
Aaron's, Inc. Class A	384	8,748
Abercrombie & Fitch Co. Class A (b)	335	3,045
Advance Auto Parts, Inc.	392	36,581
America's Car Mart, Inc. (a)	36	2,029
American Eagle Outfitters, Inc.	898	7,139
Asbury Automotive Group, Inc. (a)	112	6,186
At Home Group, Inc. (a)(b)	271	547
AutoNation, Inc. (a)	325	9,120
AutoZone, Inc. (a)	134	113,364
Barnes & Noble Education, Inc. (a)	142	193
Bed Bath & Beyond, Inc. (b)	717	3,019
Best Buy Co., Inc.	1,271	72,447
Boot Barn Holdings, Inc. (a)	174	2,250
Burlington Stores, Inc. (a)	366	57,996
Caleres, Inc. (b)	215	1,118
Camping World Holdings, Inc.	214	1,218
CarMax, Inc. (a)(b)	931	50,116
Carvana Co. Class A (a)(b)	285	15,701
Chico's FAS, Inc.	634	818
Citi Trends, Inc.	43	383
Conn's, Inc. (a)(b)	140	585
Dick's Sporting Goods, Inc.	357	7,590
DSW, Inc. Class A (b)	284	1,414
Express, Inc. (a)(b)	301	448
Five Below, Inc. (a)	318	22,381
Floor & Decor Holdings, Inc. Class A (a)	395	12,676
Foot Locker, Inc.	601	13,252
GameStop Corp. Class A (b)	448	1,568
Gap, Inc. (b)	1,183	8,328
Genesco, Inc. (a)	81	1,081
GNC Holdings, Inc. Class A (a)(b)	692	324
Group 1 Automotive, Inc.	97	4,293
Guess?, Inc.	242	1,638
Haverty Furniture Companies, Inc.	126	1,498
Hibbett Sports, Inc. (a)	99	1,083
L Brands, Inc.	1,322	15,282
Lithia Motors, Inc. Class A (sub. vtg.)	125	10,224
Lowe's Companies, Inc.	4,304	370,359
Lumber Liquidators Holdings, Inc. (a)(b)	132	619
MarineMax, Inc. (a)	123	1,282
Michaels Companies, Inc. (a)(b)	468	758
Monro, Inc.	185	8,105
Murphy U.S.A., Inc. (a)	164	13,835
National Vision Holdings, Inc. (a)	445	8,642
O'Reilly Automotive, Inc. (a)	424	127,645
Office Depot, Inc.	2,983	4,892
Party City Holdco, Inc. (a)(b)	234	107
Penske Automotive Group, Inc. (b)	186	5,208
Rent-A-Center, Inc.	277	3,917
RH (a)	93	9,344
Ross Stores, Inc.	2,031	176,636
Sally Beauty Holdings, Inc. (a)	684	5,527
Shoe Carnival, Inc.	52	1,080
Signet Jewelers Ltd.	313	2,019
Sleep Number Corp. (a)	156	2,989
Sonic Automotive, Inc. Class A (sub. vtg.)	150	1,992
Sportsman's Warehouse Holdings, Inc. (a)	280	1,725
Tailored Brands, Inc. (b)	207	360
The Buckle, Inc. (b)	170	2,331
The Cato Corp. Class A (sub. vtg.)	98	1,046
The Children's Place Retail Stores, Inc.	84	1,643
The Home Depot, Inc.	6,133	1,145,092
Tiffany & Co., Inc.	609	78,866
Tilly's, Inc.	106	438
TJX Companies, Inc.	6,815	325,825
Tractor Supply Co.	658	55,634
Ulta Beauty, Inc. (a)	317	55,697
Urban Outfitters, Inc. (a)	392	5,582
Williams-Sonoma, Inc.	435	18,496
Winmark Corp.	13	1,656
Zumiez, Inc. (a)	106	1,836
		2,936,866
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	842	9,085
Carter's, Inc.	248	16,301
Columbia Sportswear Co.	168	11,721
Crocs, Inc. (a)	397	6,745
Deckers Outdoor Corp. (a)	159	21,306
Fossil Group, Inc. (a)	213	701
G-III Apparel Group Ltd. (a)	247	1,902
Hanesbrands, Inc.	2,048	16,118
Kontoor Brands, Inc. (b)	265	5,080
Levi Strauss & Co. Class A	235	2,921
lululemon athletica, Inc. (a)	671	127,188
Movado Group, Inc.	67	792
NIKE, Inc. Class B	7,003	579,428
Oxford Industries, Inc.	92	3,336
PVH Corp.	420	15,809
Ralph Lauren Corp.	282	18,846
Rocky Brands, Inc.	37	716
Samsonite International SA (d)	8,100	7,584
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	756	17,947
Steven Madden Ltd.	442	10,268
Tapestry, Inc.	1,551	20,085
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,133	10,435
Class C (non-vtg.) (a)	1,035	8,342
Unifi, Inc. (a)	101	1,167
Vera Bradley, Inc. (a)	105	433
VF Corp.	1,833	99,129
Wolverine World Wide, Inc.	457	6,946
		1,020,331

TOTAL CONSUMER DISCRETIONARY		14,020,431

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	52	19,113
Brown-Forman Corp. Class B (non-vtg.)	1,029	57,120
Coca-Cola Bottling Co. Consolidated	28	5,839
Constellation Brands, Inc. Class A (sub. vtg.)	938	134,472
Craft Brew Alliance, Inc. (a)	65	969
Keurig Dr. Pepper, Inc.	1,513	36,721
MGP Ingredients, Inc.	87	2,339
Molson Coors Beverage Co. Class B	1,064	41,507
Monster Beverage Corp. (a)	2,133	120,003
National Beverage Corp. (a)	55	2,346
New Age Beverages Corp. (a)(b)	451	627
PepsiCo, Inc.	7,839	941,464
The Coca-Cola Co.	21,682	959,429
		2,321,949
Food & Staples Retailing - 1.5%
Andersons, Inc.	188	3,525
BJ's Wholesale Club Holdings, Inc. (a)(b)	692	17,625
Casey's General Stores, Inc.	204	27,028
Chefs' Warehouse Holdings (a)	153	1,541
Costco Wholesale Corp.	2,486	708,833
Grocery Outlet Holding Corp.	265	9,100
Ingles Markets, Inc. Class A	67	2,423
Kroger Co.	4,501	135,570
Performance Food Group Co. (a)	662	16,365
PriceSmart, Inc.	111	5,833
Rite Aid Corp. (a)(b)	320	4,800
SpartanNash Co.	212	3,036
Sprouts Farmers Market LLC (a)	651	12,102
Sysco Corp.	2,855	130,274
U.S. Foods Holding Corp. (a)	1,236	21,890
United Natural Foods, Inc. (a)(b)	237	2,176
Walgreens Boots Alliance, Inc.	4,210	192,608
Walmart, Inc.	7,981	906,801
Weis Markets, Inc.	100	4,166
		2,205,696
Food Products - 1.2%
Archer Daniels Midland Co.	3,108	109,339
B&G Foods, Inc. Class A (b)	352	6,368
Beyond Meat, Inc.	63	4,196
Bunge Ltd.	801	32,865
Cal-Maine Foods, Inc.	181	7,960
Calavo Growers, Inc.	92	5,307
Campbell Soup Co.	954	44,037
Conagra Brands, Inc.	2,738	80,333
Darling International, Inc. (a)	940	18,020
Farmer Brothers Co. (a)	69	480
Flowers Foods, Inc.	1,086	22,285
Fresh Del Monte Produce, Inc. (b)	185	5,108
Freshpet, Inc. (a)	175	11,177
General Mills, Inc.	3,396	179,207
Hormel Foods Corp. (b)	1,558	72,665
Hostess Brands, Inc. Class A (a)	679	7,238
Ingredion, Inc.	378	28,539
J&J Snack Foods Corp.	84	10,164
John B. Sanfilippo & Son, Inc.	54	4,828
Kellogg Co.	1,408	84,466
Lamb Weston Holdings, Inc.	810	46,251
Lancaster Colony Corp.	114	16,489
Landec Corp. (a)	164	1,425
McCormick & Co., Inc. (non-vtg.)	697	98,423
Mondelez International, Inc.	8,097	405,498
Pilgrim's Pride Corp. (a)	312	5,653
Post Holdings, Inc. (a)	375	31,114
Sanderson Farms, Inc.	112	13,812
Seaboard Corp.	1	2,813
The Hain Celestial Group, Inc. (a)	452	11,738
The Hershey Co.	831	110,108
The J.M. Smucker Co.	639	70,929
The Kraft Heinz Co.	3,487	86,268
The Simply Good Foods Co. (a)	464	8,937
Tootsie Roll Industries, Inc.	96	3,452
TreeHouse Foods, Inc. (a)	317	13,996
Tyson Foods, Inc. Class A	1,649	95,428
		1,756,916
Household Products - 1.6%
Central Garden & Pet Co. (a)	95	2,613
Central Garden & Pet Co. Class A (non-vtg.) (a)	198	5,063
Church & Dwight Co., Inc.	1,376	88,312
Clorox Co.	704	121,968
Colgate-Palmolive Co.	4,814	319,457
Energizer Holdings, Inc. (b)	365	11,041
Kimberly-Clark Corp.	1,927	246,405
Procter & Gamble Co.	14,024	1,542,640
Spectrum Brands Holdings, Inc. (b)	247	8,983
WD-40 Co.	78	15,666
		2,362,148
Personal Products - 0.2%
Coty, Inc. Class A	1,674	8,638
Edgewell Personal Care Co. (a)	318	7,657
elf Beauty, Inc. (a)	136	1,338
Estee Lauder Companies, Inc. Class A	1,247	198,697
Herbalife Nutrition Ltd. (a)	524	15,280
Inter Parfums, Inc.	102	4,728
LifeVantage Corp. (a)	64	659
MediFast, Inc.	62	3,875
Nu Skin Enterprises, Inc. Class A	321	7,014
USANA Health Sciences, Inc. (a)	73	4,216
		252,102
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	530	398
Altria Group, Inc.	10,491	405,687
Philip Morris International, Inc.	8,743	637,889
Turning Point Brands, Inc.	43	908
Universal Corp.	133	5,880
Vector Group Ltd. (b)	677	6,377
		1,057,139

TOTAL CONSUMER STAPLES		9,955,950

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Apergy Corp. (a)	442	2,542
Archrock, Inc.	729	2,741
Baker Hughes Co. Class A	3,682	38,661
Cactus, Inc.	269	3,120
Core Laboratories NV (b)	252	2,606
Diamond Offshore Drilling, Inc. (a)(b)	271	496
DMC Global, Inc.	84	1,933
Dril-Quip, Inc. (a)	201	6,131
Exterran Corp. (a)	193	926
Forum Energy Technologies, Inc. (a)	281	50
Frank's International NV (a)	595	1,541
Halliburton Co.	4,983	34,134
Helix Energy Solutions Group, Inc. (a)	840	1,378
Helmerich & Payne, Inc.	617	9,656
Liberty Oilfield Services, Inc. Class A	249	670
Matrix Service Co. (a)	126	1,193
Nabors Industries Ltd.	2,033	793
National Oilwell Varco, Inc.	2,187	21,498
Newpark Resources, Inc. (a)	424	380
Nextier Oilfield Solutions, Inc. (a)	896	1,048
Noble Corp. (a)(b)	1,230	320
Oceaneering International, Inc. (a)	587	1,726
Oil States International, Inc. (a)	308	625
Patterson-UTI Energy, Inc.	1,081	2,540
ProPetro Holding Corp. (a)	427	1,068
RPC, Inc. (b)	224	461
Schlumberger Ltd.	7,644	103,118
SEACOR Holdings, Inc. (a)	93	2,507
Select Energy Services, Inc. Class A (a)	368	1,189
Solaris Oilfield Infrastructure, Inc. Class A	201	1,055
TechnipFMC PLC	2,369	15,967
Tidewater, Inc. (a)(b)	201	1,423
Transocean Ltd. (United States) (a)(b)	3,266	3,789
U.S. Silica Holdings, Inc.	356	641
Valaris PLC Class A (b)	1,124	506
		268,432
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)(b)	959	684
Apache Corp.	2,140	8,945
Arch Coal, Inc.	81	2,341
Ardmore Shipping Corp.	189	992
Berry Petroleum Corp.	229	552
Bonanza Creek Energy, Inc. (a)	131	1,474
Brigham Minerals, Inc. Class A	173	1,431
Cabot Oil & Gas Corp.	2,312	39,743
California Resources Corp. (a)(b)	224	224
Callon Petroleum Co. (a)	2,280	1,249
Centennial Resource Development, Inc. Class A (a)	1,190	313
Cheniere Energy, Inc. (a)	1,309	43,852
Chesapeake Energy Corp. (a)(b)	6,920	1,195
Chevron Corp.	10,623	769,743
Cimarex Energy Co.	584	9,829
Clean Energy Fuels Corp. (a)	931	1,657
CNX Resources Corp. (a)	1,015	5,400
Concho Resources, Inc.	1,138	48,763
ConocoPhillips Co.	6,128	188,742
CONSOL Energy, Inc. (a)(b)	113	417
Continental Resources, Inc. (b)	494	3,774
Contura Energy, Inc. (a)(b)	151	355
CVR Energy, Inc. (b)	176	2,909
Delek U.S. Holdings, Inc.	422	6,651
Denbury Resources, Inc. (a)	2,769	511
Devon Energy Corp.	2,190	15,133
Diamond S Shipping, Inc. (a)	121	1,429
Diamondback Energy, Inc.	912	23,894
EOG Resources, Inc.	3,253	116,848
EQT Corp.	1,448	10,237
Equitrans Midstream Corp. (b)	1,192	5,996
Extraction Oil & Gas, Inc. (a)	521	220
Exxon Mobil Corp.	23,762	902,243
Falcon Minerals Corp.	216	464
Green Plains, Inc.	229	1,111
Gulfport Energy Corp. (a)	962	428
Hess Corp.	1,465	48,785
Highpoint Resources, Inc. (a)	535	102
HollyFrontier Corp.	840	20,588
International Seaways, Inc.	163	3,894
Kinder Morgan, Inc.	10,893	151,631
Kosmos Energy Ltd.	2,038	1,825
Laredo Petroleum, Inc. (a)	990	376
Magnolia Oil & Gas Corp. Class A (a)	550	2,200
Marathon Oil Corp.	4,526	14,891
Marathon Petroleum Corp.	3,615	85,386
Matador Resources Co. (a)(b)	607	1,505
Murphy Oil Corp. (b)	845	5,180
National Energy Services Reunited Corp. (a)	166	843
Noble Energy, Inc.	2,705	16,338
Northern Oil & Gas, Inc. (a)(b)	1,343	891
Oasis Petroleum, Inc. (a)	1,530	536
Occidental Petroleum Corp.	5,056	58,548
ONEOK, Inc.	2,332	50,861
Ovintiv, Inc. (b)	1,472	3,974
Par Pacific Holdings, Inc. (a)	202	1,434
Parsley Energy, Inc. Class A	1,748	10,016
PBF Energy, Inc. Class A	576	4,078
PDC Energy, Inc. (a)	543	3,372
Peabody Energy Corp.	395	1,146
Penn Virginia Corp. (a)	52	161
Phillips 66 Co.	2,483	133,213
Pioneer Natural Resources Co.	937	65,731
QEP Resources, Inc.	1,400	468
Range Resources Corp. (b)	1,090	2,485
Renewable Energy Group, Inc. (a)	215	4,414
Rex American Resources Corp. (a)	36	1,674
Ring Energy, Inc. (a)(b)	284	187
SM Energy Co.	616	752
Southwestern Energy Co. (a)(b)	2,911	4,920
Talos Energy, Inc. (a)(b)	140	805
Targa Resources Corp.	1,316	9,094
Teekay Corp. (a)(b)	419	1,324
Teekay Tankers Ltd. (a)	134	2,980
Tellurian, Inc. (a)(b)	579	523
The Williams Companies, Inc.	6,861	97,083
Valero Energy Corp.	2,295	104,101
W&T Offshore, Inc. (a)	640	1,088
Whiting Petroleum Corp. (a)(b)	411	276
World Fuel Services Corp.	377	9,493
WPX Energy, Inc. (a)	2,356	7,186
		3,156,107

TOTAL ENERGY		3,424,539

FINANCIALS - 11.0%
Banks - 4.1%
1st Source Corp.	76	2,465
Allegiance Bancshares, Inc.	108	2,604
Amalgamated Bank	109	1,179
Ameris Bancorp	369	8,767
Associated Banc-Corp.	904	11,562
Atlantic Capital Bancshares, Inc. (a)	138	1,638
Banc of California, Inc.	253	2,024
BancFirst Corp.	109	3,637
Bancorp, Inc., Delaware (a)	267	1,621
BancorpSouth Bank (b)	541	10,236
Bank of America Corp.	45,476	965,455
Bank of Hawaii Corp.	225	12,429
Bank OZK	685	11,440
BankUnited, Inc.	539	10,079
Banner Corp.	213	7,038
Berkshire Hills Bancorp, Inc.	240	3,566
BOK Financial Corp.	180	7,661
Boston Private Financial Holdings, Inc.	506	3,618
Bridge Bancorp, Inc.	102	2,158
Brookline Bancorp, Inc., Delaware	444	5,008
Bryn Mawr Bank Corp.	112	3,179
Byline Bancorp, Inc.	129	1,338
Cadence Bancorp Class A	714	4,677
Camden National Corp.	85	2,673
Carolina Financial Corp.	126	3,260
Carter Bank & Trust	123	1,129
Cathay General Bancorp	430	9,869
Centerstate Banks of Florida, Inc.	709	12,216
Central Pacific Financial Corp.	160	2,544
CIT Group, Inc.	539	9,303
Citigroup, Inc.	12,248	515,886
Citizens Financial Group, Inc.	2,462	46,310
City Holding Co.	91	6,054
Columbia Banking Systems, Inc.	407	10,908
Comerica, Inc.	818	24,000
Commerce Bancshares, Inc.	589	29,656
Community Bank System, Inc. (b)	279	16,405
Community Trust Bancorp, Inc.	92	2,925
ConnectOne Bancorp, Inc.	190	2,554
Cullen/Frost Bankers, Inc.	323	18,020
Customers Bancorp, Inc. (a)	177	1,935
CVB Financial Corp.	752	15,078
Eagle Bancorp, Inc.	190	5,740
East West Bancorp, Inc.	825	21,236
Enterprise Financial Services Corp.	148	4,131
Equity Bancshares, Inc. (a)	96	1,656
FB Financial Corp.	94	1,854
Fifth Third Bancorp	3,901	57,930
First Bancorp, North Carolina	166	3,831
First Bancorp, Puerto Rico	1,227	6,528
First Bancshares, Inc.	104	1,983
First Busey Corp.	281	4,808
First Citizens Bancshares, Inc.	49	16,311
First Commonwealth Financial Corp.	556	5,082
First Financial Bancorp, Ohio	577	8,603
First Financial Bankshares, Inc.	767	20,586
First Financial Corp., Indiana	76	2,563
First Foundation, Inc.	243	2,483
First Hawaiian, Inc.	740	12,232
First Horizon National Corp.	1,775	14,307
First Interstate Bancsystem, Inc.	200	5,768
First Merchants Corp.	315	8,344
First Midwest Bancorp, Inc., Delaware	642	8,497
First Republic Bank	937	77,096
Flushing Financial Corp.	149	1,991
FNB Corp., Pennsylvania	1,805	13,303
Franklin Financial Network, Inc.	85	1,733
Fulton Financial Corp.	929	10,674
German American Bancorp, Inc.	136	3,733
Glacier Bancorp, Inc.	484	16,458
Great Southern Bancorp, Inc.	64	2,586
Great Western Bancorp, Inc.	312	6,390
Hancock Whitney Corp.	480	9,370
Hanmi Financial Corp.	177	1,920
HarborOne Bancorp, Inc.	308	2,319
Heartland Financial U.S.A., Inc.	186	5,617
Heritage Commerce Corp.	330	2,531
Heritage Financial Corp., Washington	207	4,140
Hilltop Holdings, Inc.	408	6,169
Home Bancshares, Inc.	879	10,539
Hope Bancorp, Inc.	715	5,877
Horizon Bancorp, Inc. Indiana	203	2,002
Huntington Bancshares, Inc.	5,850	48,029
IBERIABANK Corp.	298	10,776
Independent Bank Corp.	127	1,634
Independent Bank Corp., Massachusetts	194	12,488
Independent Bank Group, Inc.	216	5,115
International Bancshares Corp.	322	8,655
Investors Bancorp, Inc.	1,140	9,109
JPMorgan Chase & Co.	17,625	1,586,779
KeyCorp	5,430	56,309
Lakeland Bancorp, Inc.	280	3,027
Lakeland Financial Corp.	143	5,255
Live Oak Bancshares, Inc.	170	2,120
M&T Bank Corp.	734	75,918
Mercantil Bank Holding Corp. Class A (a)	136	2,093
Mercantile Bank Corp.	92	1,948
Midland States Bancorp, Inc.	115	2,011
MidWestOne Financial Group, Inc.	58	1,215
National Bank Holdings Corp.	175	4,183
NBT Bancorp, Inc.	238	7,709
Nicolet Bankshares, Inc. (a)	49	2,674
OFG Bancorp	290	3,242
Old National Bancorp, Indiana	971	12,807
Opus Bank	128	2,218
Origin Bancorp, Inc.	112	2,268
Pacific Premier Bancorp, Inc.	336	6,330
PacWest Bancorp	681	12,204
Park National Corp.	80	6,211
Peapack-Gladstone Financial Corp.	94	1,687
Peoples Bancorp, Inc.	101	2,237
Peoples United Financial, Inc.	2,519	27,835
Pinnacle Financial Partners, Inc.	403	15,129
PNC Financial Services Group, Inc.	2,450	234,514
Popular, Inc.	547	19,145
Preferred Bank, Los Angeles	76	2,570
Prosperity Bancshares, Inc.	536	25,862
QCR Holdings, Inc.	82	2,220
Regions Financial Corp.	5,469	49,057
Renasant Corp.	323	7,054
S&T Bancorp, Inc.	217	5,928
Sandy Spring Bancorp, Inc.	201	4,551
Seacoast Banking Corp., Florida (a)	291	5,328
ServisFirst Bancshares, Inc.	262	7,682
Signature Bank	306	24,599
Simmons First National Corp. Class A	644	11,850
South State Corp.	190	11,159
Southside Bancshares, Inc.	177	5,379
Sterling Bancorp	1,145	11,965
Stock Yards Bancorp, Inc.	116	3,356
SVB Financial Group (a)	292	44,115
Synovus Financial Corp.	830	14,575
TCF Financial Corp.	867	19,646
Texas Capital Bancshares, Inc. (a)	286	6,341
Tompkins Financial Corp.	67	4,811
TowneBank	362	6,549
Trico Bancshares	149	4,443
TriState Capital Holdings, Inc. (a)	138	1,334
Triumph Bancorp, Inc. (a)	130	3,380
Truist Financial Corp.	7,516	231,793
Trustmark Corp.	363	8,458
U.S. Bancorp	7,965	274,394
UMB Financial Corp.	245	11,363
Umpqua Holdings Corp.	1,228	13,385
Union Bankshares Corp.	455	9,965
United Bankshares, Inc., West Virginia	580	13,386
United Community Bank, Inc.	445	8,148
Univest Corp. of Pennsylvania	161	2,628
Valley National Bancorp	2,211	16,162
Veritex Holdings, Inc.	266	3,716
Washington Trust Bancorp, Inc.	83	3,034
Webster Financial Corp.	521	11,931
Wells Fargo & Co.	21,611	620,236
WesBanco, Inc.	361	8,556
Westamerica Bancorp. (b)	152	8,935
Western Alliance Bancorp.	533	16,315
Wintrust Financial Corp.	324	10,647
Zions Bancorp NA	966	25,850
		5,988,555
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	275	16,264
Ameriprise Financial, Inc.	707	72,453
Artisan Partners Asset Management, Inc.	309	6,640
Assetmark Financial Holdings, Inc. (a)	70	1,427
B. Riley Financial, Inc.	79	1,455
Bank of New York Mellon Corp.	4,701	158,330
BGC Partners, Inc. Class A	1,580	3,982
BlackRock, Inc. Class A	663	291,700
Blucora, Inc. (a)	259	3,121
BrightSphere Investment Group, Inc.	380	2,428
Cboe Global Markets, Inc.	627	55,960
Charles Schwab Corp.	6,420	215,840
CME Group, Inc.	2,014	348,241
Cohen & Steers, Inc.	123	5,590
Cowen Group, Inc. Class A	186	1,797
Diamond Hill Investment Group, Inc.	19	1,715
Donnelley Financial Solutions, Inc. (a)	134	706
E*TRADE Financial Corp.	1,279	43,895
Eaton Vance Corp. (non-vtg.)	631	20,350
Evercore, Inc. Class A	223	10,271
FactSet Research Systems, Inc. (b)	214	55,786
Federated Hermes, Inc. Class B (non-vtg.)	532	10,135
Focus Financial Partners, Inc. Class A (a)(b)	176	4,050
Franklin Resources, Inc.	1,583	26,420
Goldman Sachs Group, Inc.	1,789	276,562
Greenhill & Co., Inc.	78	768
Hamilton Lane, Inc. Class A	147	8,131
Houlihan Lokey	238	12,405
Interactive Brokers Group, Inc.	435	18,779
Intercontinental Exchange, Inc.	3,129	252,667
INTL FCStone, Inc. (a)	92	3,336
Invesco Ltd.	2,113	19,186
Janus Henderson Group PLC (b)	874	13,390
Lazard Ltd. Class A	640	15,078
Legg Mason, Inc.	463	22,618
LPL Financial	457	24,875
MarketAxess Holdings, Inc.	214	71,170
Moelis & Co. Class A	281	7,896
Moody's Corp.	911	192,677
Morgan Stanley	6,545	222,530
Morningstar, Inc.	116	13,485
MSCI, Inc.	475	137,256
Northern Trust Corp.	1,184	89,345
Och-Ziff Capital Management Group LLC Class A	95	1,286
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	672
Piper Jaffray Companies	90	4,551
PJT Partners, Inc.	114	4,946
Raymond James Financial, Inc.	700	44,240
S&P Global, Inc.	1,373	336,454
SEI Investments Co.	715	33,133
State Street Corp.	2,033	108,298
Stifel Financial Corp. (b)	380	15,686
T. Rowe Price Group, Inc.	1,312	128,117
TD Ameritrade Holding Corp.	1,472	51,020
The Blackstone Group LP	3,704	168,791
The NASDAQ OMX Group, Inc.	645	61,243
Tradeweb Markets, Inc. Class A	354	14,882
Victory Capital Holdings, Inc.	91	1,489
Virtu Financial, Inc. Class A	423	8,807
Virtus Investment Partners, Inc.	40	3,044
Waddell & Reed Financial, Inc. Class A (b)	404	4,598
WisdomTree Investments, Inc.	711	1,657
		3,753,624
Consumer Finance - 0.5%
Ally Financial, Inc.	2,151	31,039
American Express Co.	3,770	322,750
Capital One Financial Corp.	2,608	131,495
Credit Acceptance Corp. (a)	79	20,200
CURO Group Holdings Corp.	91	482
Discover Financial Services	1,733	61,816
Encore Capital Group, Inc. (a)(b)	155	3,624
Enova International, Inc. (a)	212	3,072
EZCORP, Inc. (non-vtg.) Class A (a)	226	942
First Cash Financial Services, Inc.	244	17,505
Green Dot Corp. Class A (a)(b)	279	7,084
LendingClub Corp. (a)	535	4,200
LendingTree, Inc. (a)	43	7,886
Navient Corp.	858	6,504
Nelnet, Inc. Class A	119	5,404
OneMain Holdings, Inc.	432	8,260
PRA Group, Inc. (a)(b)	254	7,041
Regional Management Corp. (a)	62	847
Santander Consumer U.S.A. Holdings, Inc.	499	6,941
SLM Corp.	2,418	17,385
Synchrony Financial	3,194	51,391
World Acceptance Corp. (a)	20	1,092
		716,960
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	2,493	36,024
Berkshire Hathaway, Inc. Class B (a)	11,011	2,013,141
Cannae Holdings, Inc. (a)	397	13,296
FGL Holdings Class A	741	7,262
Jefferies Financial Group, Inc.	1,357	18,550
On Deck Capital, Inc. (a)	397	611
Voya Financial, Inc.	764	30,980
		2,119,864
Insurance - 2.2%
AFLAC, Inc.	4,083	139,802
Alleghany Corp.	81	44,740
Allstate Corp.	1,815	166,490
AMBAC Financial Group, Inc. (a)	273	3,369
American Equity Investment Life Holding Co. (b)	519	9,757
American Financial Group, Inc.	424	29,714
American International Group, Inc.	4,864	117,952
American National Insurance Co.	53	4,366
Amerisafe, Inc.	103	6,640
Aon PLC	1,316	217,193
Arch Capital Group Ltd. (a)	2,252	64,092
Argo Group International Holdings, Ltd.	192	7,116
Arthur J. Gallagher & Co.	1,041	84,852
Assurant, Inc.	343	35,703
Assured Guaranty Ltd.	541	13,952
Athene Holding Ltd. (a)	675	16,754
Axis Capital Holdings Ltd.	476	18,397
Brighthouse Financial, Inc. (a)	621	15,010
Brown & Brown, Inc.	1,320	47,810
Chubb Ltd.	2,544	284,139
Cincinnati Financial Corp.	849	64,057
CNO Financial Group, Inc.	862	10,680
eHealth, Inc. (a)	139	19,574
Employers Holdings, Inc.	183	7,413
Enstar Group Ltd. (a)	81	12,883
Erie Indemnity Co. Class A	104	15,417
Everest Re Group Ltd.	230	44,257
First American Financial Corp.	636	26,973
FNF Group	1,555	38,688
Genworth Financial, Inc. Class A	2,863	9,505
Globe Life, Inc.	564	40,591
Goosehead Insurance	66	2,946
Greenlight Capital Re, Ltd. (a)(b)	134	797
Hallmark Financial Services, Inc. (a)	69	279
Hanover Insurance Group, Inc.	223	20,199
Hartford Financial Services Group, Inc.	2,033	71,643
HCI Group, Inc.	39	1,570
Health Insurance Innovations, Inc. (a)	52	1,164
Heritage Insurance Holdings, Inc. (b)	117	1,253
Horace Mann Educators Corp.	237	8,672
James River Group Holdings Ltd.	179	6,487
Kemper Corp.	355	26,401
Kinsale Capital Group, Inc.	115	12,021
Lincoln National Corp.	1,124	29,584
Loews Corp.	1,449	50,469
Markel Corp. (a)	78	72,375
Marsh & McLennan Companies, Inc.	2,835	245,114
MBIA, Inc. (a)(b)	402	2,870
Mercury General Corp.	154	6,271
MetLife, Inc.	4,375	133,744
National General Holdings Corp.	374	6,190
National Western Life Group, Inc.	12	2,064
Old Republic International Corp.	1,618	24,675
Palomar Holdings, Inc.	99	5,758
Primerica, Inc.	237	20,970
Principal Financial Group, Inc.	1,462	45,819
ProAssurance Corp.	312	7,800
Progressive Corp.	3,285	242,564
ProSight Global, Inc.	72	702
Prudential Financial, Inc.	2,247	117,159
Reinsurance Group of America, Inc.	355	29,870
RenaissanceRe Holdings Ltd.	250	37,330
RLI Corp. (b)	216	18,993
Safety Insurance Group, Inc.	87	7,345
Selective Insurance Group, Inc.	332	16,500
State Auto Financial Corp.	95	2,640
Stewart Information Services Corp.	135	3,600
The Travelers Companies, Inc.	1,443	143,362
Third Point Reinsurance Ltd. (a)	409	3,031
Trupanion, Inc. (a)(b)	181	4,711
United Fire Group, Inc.	129	4,207
United Insurance Holdings Corp.	105	970
Universal Insurance Holdings, Inc.	160	2,867
Unum Group	1,159	17,397
W.R. Berkley Corp.	822	42,884
White Mountains Insurance Group Ltd.	17	15,470
Willis Group Holdings PLC	721	122,462
		3,259,085
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	190	521
AGNC Investment Corp.	3,068	32,459
Annaly Capital Management, Inc.	7,919	40,149
Anworth Mortgage Asset Corp.	433	489
Apollo Commercial Real Estate Finance, Inc.	813	6,032
Ares Commercial Real Estate Corp.	189	1,321
Arlington Asset Investment Corp.	136	298
Armour Residential REIT, Inc.	341	3,004
Blackstone Mortgage Trust, Inc.	764	14,226
Capstead Mortgage Corp.	540	2,268
Cherry Hill Mortgage Investment Corp.	65	403
Chimera Investment Corp.	1,078	9,810
Colony NorthStar Credit Real Estate, Inc.	497	1,958
Dynex Capital, Inc.	134	1,399
Exantas Capital Corp.	140	386
Granite Point Mortgage Trust, Inc.	311	1,577
Great Ajax Corp.	101	642
Invesco Mortgage Capital, Inc.	915	3,120
KKR Real Estate Finance Trust, Inc.	135	2,026
Ladder Capital Corp. Class A	562	2,664
MFA Financial, Inc.	2,590	4,015
New Residential Investment Corp.	2,356	11,804
New York Mortgage Trust, Inc.	2,065	3,201
Orchid Island Capital, Inc.	390	1,151
PennyMac Mortgage Investment Trust	568	6,032
Redwood Trust, Inc.	638	3,228
Starwood Property Trust, Inc.	1,592	16,318
TPG RE Finance Trust, Inc.	316	1,735
Two Harbors Investment Corp.	1,547	5,894
Western Asset Mortgage Capital Corp.	302	692
ZAIS Financial Corp.	201	1,451
		180,273
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)(b)	315	5,711
Capitol Federal Financial, Inc.	783	9,091
Columbia Financial, Inc. (a)	269	3,874
Dime Community Bancshares, Inc.	186	2,550
Essent Group Ltd.	555	14,619
Farmer Mac Class C (non-vtg.)	53	2,948
First Defiance Financial Corp.	210	3,095
Flagstar Bancorp, Inc.	200	3,966
HomeStreet, Inc.	146	3,246
Kearny Financial Corp.	433	3,719
Meridian Bancorp, Inc. Maryland	296	3,321
Meta Financial Group, Inc.	193	4,192
MGIC Investment Corp.	1,998	12,687
New York Community Bancorp, Inc.	2,646	24,846
NMI Holdings, Inc. (a)	393	4,563
Northfield Bancorp, Inc.	234	2,618
Northwest Bancshares, Inc.	570	6,595
OceanFirst Financial Corp.	331	5,266
Pennymac Financial Services, Inc.	234	5,174
Provident Financial Services, Inc.	356	4,578
Radian Group, Inc.	1,134	14,685
TFS Financial Corp.	280	4,276
Trustco Bank Corp., New York	563	3,046
Walker & Dunlop, Inc.	162	6,524
Washington Federal, Inc.	438	11,370
Waterstone Financial, Inc.	137	1,992
WMI Holdings Corp. (a)	413	3,027
WSFS Financial Corp.	293	7,302
		178,881

TOTAL FINANCIALS		16,197,242

HEALTH CARE - 14.8%
Biotechnology - 2.8%
AbbVie, Inc.	8,303	632,606
Abeona Therapeutics, Inc. (a)	425	893
ACADIA Pharmaceuticals, Inc. (a)	636	26,871
Acceleron Pharma, Inc. (a)	258	23,186
Acorda Therapeutics, Inc. (a)	167	156
Adamas Pharmaceuticals, Inc. (a)	42	121
ADMA Biologics, Inc. (a)	379	1,092
Adverum Biotechnologies, Inc.(a)	348	3,400
Agenus, Inc. (a)	685	1,678
Agios Pharmaceuticals, Inc. (a)	341	12,099
Aimmune Therapeutics, Inc. (a)(b)	242	3,490
Akebia Therapeutics, Inc. (a)	683	5,177
Akero Therapeutics, Inc. (a)	42	890
Albireo Pharma, Inc. (a)	71	1,162
Aldeyra Therapeutics, Inc. (a)	125	309
Alector, Inc. (a)(b)	210	5,067
Alexion Pharmaceuticals, Inc. (a)	1,234	110,801
Alkermes PLC (a)	879	12,675
Allakos, Inc. (a)(b)	137	6,095
Allogene Therapeutics, Inc. (a)(b)	289	5,618
Alnylam Pharmaceuticals, Inc. (a)	622	67,705
AMAG Pharmaceuticals, Inc. (a)(b)	165	1,020
Amgen, Inc.	3,336	676,307
Amicus Therapeutics, Inc. (a)	1,441	13,315
AnaptysBio, Inc. (a)	170	2,402
Anavex Life Sciences Corp. (a)(b)	263	828
Anika Therapeutics, Inc. (a)	79	2,284
Apellis Pharmaceuticals, Inc. (a)	286	7,662
Arcus Biosciences, Inc. (a)	169	2,346
Ardelyx, Inc. (a)	331	1,882
Arena Pharmaceuticals, Inc. (a)	283	11,886
Arrowhead Pharmaceuticals, Inc. (a)	566	16,284
Assembly Biosciences, Inc. (a)	146	2,165
Atara Biotherapeutics, Inc. (a)(b)	326	2,774
Athenex, Inc. (a)	291	2,252
Avid Bioservices, Inc. (a)(b)	270	1,380
AVROBIO, Inc. (a)	142	2,210
BioCryst Pharmaceuticals, Inc. (a)	740	1,480
Biogen, Inc. (a)	1,013	320,493
Biohaven Pharmaceutical Holding Co. Ltd. (a)	246	8,371
BioMarin Pharmaceutical, Inc. (a)	1,013	85,599
Biospecifics Technologies Corp. (a)	34	1,923
bluebird bio, Inc. (a)	313	14,385
Blueprint Medicines Corp. (a)	310	18,129
Bridgebio Pharma, Inc. (b)	119	3,451
Calithera Biosciences, Inc. (a)	295	1,310
CareDx, Inc. (a)	200	4,366
Castle Biosciences, Inc.	31	924
Catalyst Biosciences, Inc. (a)	98	428
Catalyst Pharmaceutical Partners, Inc. (a)	620	2,387
Cel-Sci Corp. (a)(b)	183	2,112
ChemoCentryx, Inc. (a)	231	9,282
Clovis Oncology, Inc. (a)(b)	451	2,868
Coherus BioSciences, Inc. (a)	362	5,872
Concert Pharmaceuticals, Inc. (a)	140	1,238
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	351	1,839
Cortexyme, Inc.	26	1,186
Cue Biopharma, Inc. (a)	102	1,447
Cytokinetics, Inc. (a)(b)	332	3,914
CytomX Therapeutics, Inc. (a)	220	1,687
Deciphera Pharmaceuticals, Inc. (a)	111	4,570
Denali Therapeutics, Inc. (a)	422	7,389
Dicerna Pharmaceuticals, Inc. (a)	290	5,327
Dynavax Technologies Corp. (a)(b)	471	1,663
Eagle Pharmaceuticals, Inc. (a)	50	2,300
Editas Medicine, Inc. (a)(b)	299	5,929
Eiger Biopharmaceuticals, Inc. (a)	159	1,081
Emergent BioSolutions, Inc. (a)	248	14,349
Enanta Pharmaceuticals, Inc. (a)	84	4,320
Epizyme, Inc. (a)(b)	435	6,747
Esperion Therapeutics, Inc. (a)(b)	141	4,446
Exact Sciences Corp. (a)	791	45,878
Exelixis, Inc. (a)	1,719	29,601
Fate Therapeutics, Inc. (a)	366	8,129
FibroGen, Inc. (a)	445	15,464
Five Prime Therapeutics, Inc. (a)	126	286
Flexion Therapeutics, Inc. (a)(b)	208	1,637
Forty Seven, Inc. (a)	165	15,744
G1 Therapeutics, Inc. (a)	170	1,873
Geron Corp. (a)	863	1,027
Gilead Sciences, Inc.	7,105	531,170
Global Blood Therapeutics, Inc. (a)	340	17,371
GlycoMimetics, Inc. (a)	147	335
Gossamer Bio, Inc. (a)	212	2,152
Gritstone Oncology, Inc. (a)(b)	105	611
Halozyme Therapeutics, Inc. (a)	647	11,640
Heron Therapeutics, Inc. (a)	449	5,271
Homology Medicines, Inc. (a)	137	2,129
ImmunoGen, Inc. (a)	910	3,103
Immunomedics, Inc. (a)	1,060	14,289
Incyte Corp. (a)	995	72,864
Inovio Pharmaceuticals, Inc. (a)(b)	496	3,690
Insmed, Inc. (a)	506	8,111
Intellia Therapeutics, Inc. (a)(b)	224	2,740
Intercept Pharmaceuticals, Inc. (a)(b)	142	8,940
Invitae Corp. (a)(b)	499	6,821
Ionis Pharmaceuticals, Inc. (a)	724	34,231
Iovance Biotherapeutics, Inc. (a)(b)	649	19,428
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	881	8,889
Kadmon Holdings, Inc. (a)(b)	887	3,717
Kalvista Pharmaceuticals, Inc. (a)	69	528
Karuna Therapeutics, Inc. (a)	59	4,248
Karyopharm Therapeutics, Inc. (a)	285	5,475
Kiniksa Pharmaceuticals Ltd. (a)	56	867
Kodiak Sciences, Inc. (a)	136	6,487
Krystal Biotech, Inc. (a)	62	2,681
Kura Oncology, Inc. (a)	226	2,249
La Jolla Pharmaceutical Co. (a)(b)	126	529
Ligand Pharmaceuticals, Inc. Class B (a)	87	6,327
Macrogenics, Inc. (a)	275	1,601
Madrigal Pharmaceuticals, Inc. (a)	54	3,605
MannKind Corp. (a)(b)	796	820
Minerva Neurosciences, Inc. (a)	186	1,120
Mirati Therapeutics, Inc. (a)(b)	203	15,605
Moderna, Inc. (a)(b)	1,261	37,767
Molecular Templates, Inc. (a)	125	1,661
Momenta Pharmaceuticals, Inc. (a)	642	17,462
Myriad Genetics, Inc. (a)	439	6,282
Natera, Inc. (a)	367	10,959
Neurocrine Biosciences, Inc. (a)	520	45,006
NextCure, Inc.	55	2,039
Novavax, Inc. (a)(b)	204	2,770
Opko Health, Inc. (a)(b)	2,201	2,949
PDL BioPharma, Inc. (a)	644	1,816
Pfenex, Inc. (a)	162	1,429
Pieris Pharmaceuticals, Inc. (a)	267	609
Portola Pharmaceuticals, Inc. (a)(b)	387	2,759
Precigen, Inc. (a)(b)	490	1,666
Principia Biopharma, Inc. (a)	106	6,294
Progenics Pharmaceuticals, Inc. (a)	595	2,261
Protagonist Therapeutics, Inc. (a)	120	847
Prothena Corp. PLC (a)	176	1,883
PTC Therapeutics, Inc. (a)	347	15,480
Puma Biotechnology, Inc. (a)(b)	204	1,722
Ra Pharmaceuticals, Inc. (a)	196	9,410
Radius Health, Inc. (a)(b)	224	2,912
Recro Pharma, Inc. (a)	85	694
Regeneron Pharmaceuticals, Inc. (a)	448	218,754
REGENXBIO, Inc. (a)	177	5,731
Repligen Corp. (a)	264	25,487
Retrophin, Inc. (a)	241	3,516
Rhythm Pharmaceuticals, Inc. (a)	184	2,800
Rigel Pharmaceuticals, Inc. (a)	1,110	1,732
Rocket Pharmaceuticals, Inc. (a)	188	2,623
Rubius Therapeutics, Inc. (a)(b)	189	841
Sage Therapeutics, Inc. (a)	293	8,415
Sangamo Therapeutics, Inc. (a)	643	4,096
Sarepta Therapeutics, Inc. (a)	401	39,226
Seattle Genetics, Inc. (a)	649	74,882
Sorrento Therapeutics, Inc. (a)(b)	836	1,538
Spectrum Pharmaceuticals, Inc. (a)	507	1,181
Stemline Therapeutics, Inc. (a)(b)	287	1,389
Stoke Therapeutics, Inc.	46	1,053
Syndax Pharmaceuticals, Inc. (a)	131	1,437
Syros Pharmaceuticals, Inc. (a)	187	1,109
TCR2 Therapeutics, Inc. (a)	55	426
TG Therapeutics, Inc. (a)	430	4,231
Translate Bio, Inc. (a)(b)	249	2,483
Turning Point Therapeutics, Inc.	79	3,528
Twist Bioscience Corp. (a)	131	4,006
Ultragenyx Pharmaceutical, Inc. (a)	307	13,640
United Therapeutics Corp. (a)	251	23,801
UNITY Biotechnology, Inc. (a)	157	911
Vanda Pharmaceuticals, Inc. (a)	284	2,942
Veracyte, Inc. (a)	250	6,078
Verastem, Inc. (a)(b)	413	1,090
Vericel Corp. (a)	239	2,192
Vertex Pharmaceuticals, Inc. (a)	1,440	342,648
Viking Therapeutics, Inc. (a)(b)	360	1,685
Voyager Therapeutics, Inc. (a)	176	1,610
Xbiotech, Inc. (a)	84	892
Xencor, Inc. (a)	277	8,277
XOMA Corp. (a)	51	1,038
Y-mAbs Therapeutics, Inc. (a)	95	2,480
ZIOPHARM Oncology, Inc. (a)	1,046	2,563
		4,149,191
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	9,936	784,050
Abiomed, Inc. (a)	253	36,725
Accuray, Inc. (a)	588	1,117
Align Technology, Inc. (a)	399	69,406
Alphatec Holdings, Inc. (a)	221	762
Angiodynamics, Inc. (a)	249	2,597
Antares Pharma, Inc. (a)	985	2,325
Atricure, Inc. (a)	232	7,793
Atrion Corp.	8	5,200
Avanos Medical, Inc. (a)	276	7,433
AxoGen, Inc. (a)	226	2,350
Axonics Modulation Technologies, Inc. (a)	88	2,236
Baxter International, Inc.	2,867	232,772
Becton, Dickinson & Co.	1,519	349,021
BioLife Solutions, Inc. (a)	65	618
Boston Scientific Corp. (a)	7,826	255,362
Cantel Medical Corp.	210	7,539
Cardiovascular Systems, Inc. (a)	204	7,183
Cerus Corp. (a)	876	4,073
CONMED Corp.	159	9,106
Cryolife, Inc. (a)	197	3,333
CryoPort, Inc. (a)(b)	200	3,414
Cutera, Inc. (a)	77	1,006
Danaher Corp.	3,593	497,307
Dentsply Sirona, Inc.	1,253	48,654
DexCom, Inc. (a)	511	137,597
Edwards Lifesciences Corp. (a)	1,171	220,874
Genmark Diagnostics, Inc. (a)	369	1,520
Glaukos Corp. (a)(b)	221	6,820
Globus Medical, Inc. (a)(b)	427	18,160
Haemonetics Corp. (a)	286	28,503
Heska Corp. (a)	44	2,433
Hill-Rom Holdings, Inc.	376	37,826
Hologic, Inc. (a)	1,514	53,141
ICU Medical, Inc. (a)	109	21,993
IDEXX Laboratories, Inc. (a)	480	116,275
Inogen, Inc. (a)	96	4,959
Insulet Corp. (a)	350	57,988
Integer Holdings Corp. (a)	188	11,818
Integra LifeSciences Holdings Corp. (a)	401	17,913
IntriCon Corp. (a)	38	447
Intuitive Surgical, Inc. (a)	649	321,391
Invacare Corp.	158	1,174
IRadimed Corp. (a)	38	811
iRhythm Technologies, Inc. (a)	149	12,121
Lantheus Holdings, Inc. (a)	238	3,037
LeMaitre Vascular, Inc. (b)	108	2,691
LivaNova PLC (a)	271	12,263
Masimo Corp. (a)	276	48,885
Medtronic PLC	7,534	679,416
Meridian Bioscience, Inc. (a)	296	2,486
Merit Medical Systems, Inc. (a)	320	10,000
Mesa Laboratories, Inc.	22	4,974
Natus Medical, Inc. (a)	179	4,140
Neogen Corp. (a)	290	19,427
Nevro Corp. (a)	175	17,497
NuVasive, Inc. (a)	296	14,995
OraSure Technologies, Inc. (a)	391	4,207
Orthofix International NV (a)	105	2,941
OrthoPediatrics Corp. (a)	61	2,418
Penumbra, Inc. (a)	181	29,201
Quidel Corp. (a)	215	21,029
ResMed, Inc.	807	118,863
Seaspine Holdings Corp. (a)	124	1,013
Senseonics Holdings, Inc. (a)(b)	1,109	703
Shockwave Medical, Inc. (a)	53	1,759
SI-BONE, Inc. (a)	108	1,291
Sientra, Inc. (a)	292	581
Silk Road Medical, Inc.	34	1,070
Staar Surgical Co. (a)	175	5,646
STERIS PLC	472	66,066
Stryker Corp.	1,807	300,847
SurModics, Inc. (a)	68	2,266
Tactile Systems Technology, Inc. (a)(b)	106	4,257
Tandem Diabetes Care, Inc. (a)	314	20,206
Teleflex, Inc.	258	75,558
The Cooper Companies, Inc.	276	76,085
TransMedics Group, Inc.	50	604
Vapotherm, Inc. (a)	99	1,864
Varex Imaging Corp. (a)	233	5,291
Varian Medical Systems, Inc. (a)	514	52,767
ViewRay, Inc. (a)	593	1,483
West Pharmaceutical Services, Inc.	417	63,488
Wright Medical Group NV (a)	717	20,542
Zimmer Biomet Holdings, Inc.	1,150	116,242
Zynex, Inc. (a)	95	1,052
		5,234,297
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	499	9,157
Addus HomeCare Corp. (a)	75	5,070
Amedisys, Inc. (a)	182	33,404
American Renal Associates Holdings, Inc. (a)	30	198
AmerisourceBergen Corp.	850	75,225
AMN Healthcare Services, Inc. (a)	264	15,262
Anthem, Inc.	1,423	323,078
Apollo Medical Holdings, Inc. (a)	140	1,809
BioScrip, Inc. (a)	195	1,847
BioTelemetry, Inc. (a)	200	7,702
Brookdale Senior Living, Inc. (a)	1,050	3,276
Cardinal Health, Inc.	1,654	79,293
Centene Corp. (a)	3,277	194,687
Chemed Corp.	90	38,988
Cigna Corp.	2,096	371,369
Community Health Systems, Inc. (a)(b)	667	2,228
Corvel Corp. (a)	53	2,889
Covetrus, Inc. (a)(b)	585	4,762
Cross Country Healthcare, Inc. (a)	203	1,368
CVS Health Corp.	7,310	433,702
DaVita HealthCare Partners, Inc. (a)	507	38,562
Encompass Health Corp.	558	35,729
Guardant Health, Inc. (a)(b)	228	15,869
Hanger, Inc. (a)	207	3,225
HCA Holdings, Inc.	1,482	133,158
HealthEquity, Inc. (a)	401	20,287
Henry Schein, Inc. (a)	829	41,881
Humana, Inc.	743	233,317
Laboratory Corp. of America Holdings (a)	540	68,251
LHC Group, Inc. (a)	169	23,694
Magellan Health Services, Inc. (a)	122	5,869
McKesson Corp.	907	122,681
MEDNAX, Inc. (a)(b)	477	5,552
Molina Healthcare, Inc. (a)	349	48,759
National Healthcare Corp.	63	4,519
National Research Corp. Class A	63	2,865
Owens & Minor, Inc.	383	3,504
Patterson Companies, Inc.	467	7,140
Pennant Group, Inc. (a)	162	2,294
PetIQ, Inc. Class A (a)(b)	108	2,509
Premier, Inc. (a)	373	12,205
Providence Service Corp. (a)	72	3,951
Quest Diagnostics, Inc.	759	60,948
R1 RCM, Inc. (a)	605	5,499
RadNet, Inc. (a)	243	2,554
Select Medical Holdings Corp. (a)	616	9,240
Surgery Partners, Inc. (a)	92	601
Tenet Healthcare Corp. (a)	587	8,453
The Ensign Group, Inc.	283	10,644
The Joint Corp. (a)	61	662
Tivity Health, Inc. (a)(b)	266	1,673
Triple-S Management Corp.	165	2,327
U.S. Physical Therapy, Inc.	72	4,968
UnitedHealth Group, Inc.	5,325	1,327,949
Universal Health Services, Inc. Class B	453	44,883
		3,921,536
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	897	6,315
Cerner Corp.	1,757	110,673
Change Healthcare, Inc.	1,236	12,348
Computer Programs & Systems, Inc.	60	1,335
Evolent Health, Inc. (a)	426	2,313
Health Catalyst, Inc.	41	1,072
HealthStream, Inc. (a)	162	3,880
HMS Holdings Corp. (a)	481	12,155
Inovalon Holdings, Inc. Class A (a)	429	7,147
Inspire Medical Systems, Inc. (a)	82	4,943
Nextgen Healthcare, Inc. (a)	253	2,641
Omnicell, Inc. (a)	237	15,542
OptimizeRx Corp. (a)	90	815
Phreesia, Inc.	91	1,914
Simulations Plus, Inc.	68	2,375
Tabula Rasa HealthCare, Inc. (a)(b)	111	5,804
Teladoc Health, Inc. (a)(b)	405	62,779
Veeva Systems, Inc. Class A (a)(b)	737	115,245
Vocera Communications, Inc. (a)(b)	166	3,526
		372,822
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	129	1,075
Adaptive Biotechnologies Corp. (b)	127	3,528
Agilent Technologies, Inc.	1,728	123,759
Avantor, Inc.	1,276	15,937
Bio-Rad Laboratories, Inc. Class A (a)	120	42,067
Bio-Techne Corp.	215	40,768
Bruker Corp.	573	20,548
Charles River Laboratories International, Inc. (a)	276	34,834
Codexis, Inc. (a)(b)	305	3,404
Fluidigm Corp. (a)	464	1,179
Frontage Holdings Corp. (a)(d)	4,000	1,599
Illumina, Inc. (a)	823	224,778
IQVIA Holdings, Inc. (a)	1,007	108,615
Luminex Corp.	233	6,414
Medpace Holdings, Inc. (a)	152	11,154
Mettler-Toledo International, Inc. (a)	136	93,909
Nanostring Technologies, Inc. (a)	199	4,786
NeoGenomics, Inc. (a)	589	16,262
Pacific Biosciences of California, Inc. (a)	896	2,742
PerkinElmer, Inc.	626	47,125
PRA Health Sciences, Inc. (a)	357	29,645
Quanterix Corp. (a)	80	1,470
Syneos Health, Inc. (a)	351	13,836
Thermo Fisher Scientific, Inc.	2,254	639,234
Waters Corp. (a)	364	66,266
		1,554,934
Pharmaceuticals - 4.4%
AcelRx Pharmaceuticals, Inc. (a)	380	448
Aerie Pharmaceuticals, Inc. (a)(b)	218	2,943
Akcea Therapeutics, Inc. (a)	67	958
Akorn, Inc. (a)	464	260
Allergan PLC	1,844	326,572
Amneal Pharmaceuticals, Inc. (a)	623	2,168
Amphastar Pharmaceuticals, Inc. (a)	203	3,013
ANI Pharmaceuticals, Inc. (a)	53	2,159
Arvinas Holding Co. LLC (a)	78	3,143
Assertio Therapeutics, Inc. (a)	321	209
Axsome Therapeutics, Inc. (a)	151	8,883
Biodelivery Sciences International, Inc. (a)	497	1,884
Bristol-Myers Squibb Co.	13,173	734,263
Cara Therapeutics, Inc. (a)(b)	237	3,131
Catalent, Inc. (a)	868	45,093
Chiasma, Inc. (a)(b)	219	799
Collegium Pharmaceutical, Inc. (a)(b)	169	2,760
Corcept Therapeutics, Inc. (a)	550	6,540
CorMedix, Inc. (a)(b)	154	553
CymaBay Therapeutics, Inc. (a)(b)	265	392
Durect Corp. (a)(b)	1,081	1,676
Elanco Animal Health, Inc. (a)	2,230	49,930
Eli Lilly & Co.	4,748	658,643
Endo International PLC (a)	1,090	4,033
Evolus, Inc. (a)(b)	146	606
Horizon Pharma PLC (a)	1,058	31,338
Innoviva, Inc. (a)(b)	369	4,339
Intersect ENT, Inc. (a)	173	2,050
Intra-Cellular Therapies, Inc. (a)	307	4,719
Jazz Pharmaceuticals PLC (a)	320	31,917
Johnson & Johnson	14,797	1,940,331
Kala Pharmaceuticals, Inc. (a)	139	1,222
Lannett Co., Inc. (a)(b)	145	1,008
Mallinckrodt PLC (a)(b)	557	1,103
Merck & Co., Inc.	14,308	1,100,858
Mylan NV (a)	2,923	43,582
MyoKardia, Inc. (a)	261	12,236
Nektar Therapeutics (a)(b)	1,001	17,868
Ocular Therapeutix, Inc. (a)(b)	194	960
Odonate Therapeutics, Inc. (a)	65	1,795
Omeros Corp. (a)(b)	316	4,225
OptiNose, Inc. (a)	74	332
Pacira Biosciences, Inc. (a)	238	7,980
Paratek Pharmaceuticals, Inc. (a)	65	205
Perrigo Co. PLC	770	37,029
Pfizer, Inc.	31,096	1,014,973
Phibro Animal Health Corp. Class A	127	3,070
Prestige Brands Holdings, Inc. (a)	258	9,463
Reata Pharmaceuticals, Inc. (a)	145	20,929
Revance Therapeutics, Inc. (a)	241	3,567
Supernus Pharmaceuticals, Inc. (a)	298	5,361
TherapeuticsMD, Inc. (a)(b)	1,083	1,148
Theravance Biopharma, Inc. (a)(b)	268	6,193
Tricida, Inc. (a)	152	3,344
WAVE Life Sciences (a)	101	946
Xeris Pharmaceuticals, Inc. (a)	264	515
Zoetis, Inc. Class A	2,675	314,821
Zogenix, Inc. (a)(b)	244	6,034
Zynerba Pharmaceuticals, Inc. (a)(b)	105	402
		6,496,922

TOTAL HEALTH CARE		21,729,702

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.8%
AAR Corp.	187	3,321
Aerojet Rocketdyne Holdings, Inc. (a)(b)	407	17,025
AeroVironment, Inc. (a)	128	7,803
Arconic, Inc.	2,191	35,187
Astronics Corp. (a)	113	1,037
Axon Enterprise, Inc. (a)	336	23,779
BWX Technologies, Inc.	541	26,352
Cubic Corp. (b)	182	7,518
Curtiss-Wright Corp.	242	22,363
Ducommun, Inc. (a)	49	1,218
General Dynamics Corp.	1,311	173,458
Harris Corp.	1,241	223,529
HEICO Corp.	242	18,056
HEICO Corp. Class A	392	25,049
Hexcel Corp.	475	17,665
Huntington Ingalls Industries, Inc.	231	42,091
Kratos Defense & Security Solutions, Inc. (a)	511	7,072
Lockheed Martin Corp.	1,395	472,835
Maxar Technologies, Inc. (b)	346	3,695
Mercury Systems, Inc. (a)	314	22,401
Moog, Inc. Class A	184	9,298
National Presto Industries, Inc.	31	2,195
Northrop Grumman Corp.	881	266,547
Park Aerospace Corp.	127	1,600
Parsons Corp.	110	3,516
Raytheon Co.	1,556	204,069
Spirit AeroSystems Holdings, Inc. Class A	586	14,023
Teledyne Technologies, Inc. (a)	205	60,940
Textron, Inc.	1,293	34,484
The Boeing Co.	3,001	447,569
TransDigm Group, Inc.	277	88,693
Triumph Group, Inc.	297	2,008
United Technologies Corp.	4,555	429,673
Vectrus, Inc. (a)	59	2,443
		2,718,512
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	351	6,416
Atlas Air Worldwide Holdings, Inc. (a)	148	3,799
C.H. Robinson Worldwide, Inc.	766	50,709
Echo Global Logistics, Inc. (a)	171	2,921
Expeditors International of Washington, Inc.	965	64,385
FedEx Corp.	1,346	163,216
Forward Air Corp.	153	7,749
Hub Group, Inc. Class A (a)	189	8,594
United Parcel Service, Inc. Class B	3,938	367,888
XPO Logistics, Inc. (a)	522	25,448
		701,125
Airlines - 0.2%
Alaska Air Group, Inc.	699	19,901
Allegiant Travel Co.	72	5,890
American Airlines Group, Inc. (b)	2,209	26,928
Delta Air Lines, Inc.	3,217	91,781
Hawaiian Holdings, Inc.	257	2,683
JetBlue Airways Corp. (a)	1,653	14,794
Mesa Air Group, Inc. (a)	77	253
SkyWest, Inc.	280	7,333
Southwest Airlines Co.	2,650	94,367
Spirit Airlines, Inc. (a)	391	5,040
United Airlines Holdings, Inc. (a)	1,234	38,933
		307,903
Building Products - 0.4%
A.O. Smith Corp.	776	29,341
AAON, Inc.	228	11,017
Advanced Drain Systems, Inc.	297	8,744
Allegion PLC	525	48,311
American Woodmark Corp. (a)	88	4,010
Apogee Enterprises, Inc.	137	2,852
Armstrong World Industries, Inc.	272	21,602
Builders FirstSource, Inc. (a)	671	8,206
CSW Industrials, Inc.	81	5,253
Fortune Brands Home & Security, Inc.	786	33,995
Gibraltar Industries, Inc. (a)	185	7,940
Griffon Corp.	240	3,036
Insteel Industries, Inc.	111	1,471
Jeld-Wen Holding, Inc. (a)	379	3,688
Johnson Controls International PLC	4,311	116,225
Lennox International, Inc.	198	35,994
Masco Corp.	1,605	55,485
Masonite International Corp. (a)(b)	146	6,928
NCI Building Systems, Inc. (a)	253	1,154
Owens Corning	619	24,023
Patrick Industries, Inc.	132	3,717
PGT, Inc. (a)	327	2,744
Quanex Building Products Corp.	174	1,754
Resideo Technologies, Inc. (a)	725	3,509
Simpson Manufacturing Co. Ltd.	227	14,069
Trane Technologies PLC	1,343	110,918
Trex Co., Inc. (a)	326	26,126
Universal Forest Products, Inc.	346	12,868
		604,980
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	347	8,453
ACCO Brands Corp.	561	2,833
ADS Waste Holdings, Inc. (a)	385	12,628
Brady Corp. Class A	276	12,456
BrightView Holdings, Inc. (a)	169	1,869
Casella Waste Systems, Inc. Class A (a)	248	9,687
Cimpress PLC (a)	138	7,342
Cintas Corp.	468	81,067
Clean Harbors, Inc. (a)	295	15,145
Copart, Inc. (a)	1,141	78,181
Covanta Holding Corp.	676	5,780
Deluxe Corp.	233	6,042
Ennis, Inc.	158	2,967
Harsco Corp. (a)	460	3,206
Healthcare Services Group, Inc. (b)	431	10,305
Herman Miller, Inc.	330	7,326
HNI Corp. (b)	253	6,373
IAA Spinco, Inc. (a)	755	22,620
Interface, Inc.	325	2,457
KAR Auction Services, Inc.	721	8,652
Kimball International, Inc. Class B	228	2,715
Knoll, Inc.	264	2,724
Matthews International Corp. Class A	169	4,088
McGrath RentCorp.	140	7,333
Mobile Mini, Inc.	252	6,610
MSA Safety, Inc. (b)	203	20,544
Pitney Bowes, Inc. (b)	1,028	2,097
Quad/Graphics, Inc.	110	277
R.R. Donnelley & Sons Co.	324	311
Republic Services, Inc.	1,177	88,346
Rollins, Inc.	798	28,840
SP Plus Corp. (a)	134	2,781
Steelcase, Inc. Class A	518	5,113
Stericycle, Inc. (a)	515	25,019
Team, Inc. (a)(b)	200	1,300
Tetra Tech, Inc.	306	21,610
The Brink's Co.	279	14,522
U.S. Ecology, Inc.	137	4,165
UniFirst Corp.	86	12,994
Viad Corp.	122	2,590
Waste Management, Inc.	2,195	203,169
		762,537
Construction & Engineering - 0.2%
AECOM (a)	892	26,626
Aegion Corp. (a)	158	2,833
Ameresco, Inc. Class A (a)	112	1,907
Arcosa, Inc.	278	11,048
Argan, Inc.	69	2,385
Comfort Systems U.S.A., Inc.	209	7,639
Construction Partners, Inc. Class A (a)	182	3,074
Dycom Industries, Inc. (a)	183	4,694
EMCOR Group, Inc.	321	19,684
Fluor Corp.	801	5,535
Granite Construction, Inc.	251	3,810
Great Lakes Dredge & Dock Corp. (a)	349	2,897
Jacobs Engineering Group, Inc.	766	60,721
MasTec, Inc. (a)(b)	336	10,997
MYR Group, Inc. (a)	103	2,698
Northwest Pipe Co. (a)	54	1,202
NV5 Holdings, Inc. (a)	59	2,436
Primoris Services Corp.	266	4,229
Quanta Services, Inc.	804	25,511
Sterling Construction Co., Inc. (a)	156	1,482
Tutor Perini Corp. (a)(b)	192	1,290
Valmont Industries, Inc.	123	13,036
Williams Scotsman Corp. (a)	299	3,029
		218,763
Electrical Equipment - 0.5%
Acuity Brands, Inc.	220	18,845
Allied Motion Technologies, Inc.	50	1,185
American Superconductor Corp. (a)	124	680
AMETEK, Inc.	1,276	91,898
Atkore International Group, Inc. (a)	273	5,752
AZZ, Inc.	153	4,302
Bloom Energy Corp. Class A (a)(b)	157	821
Eaton Corp. PLC	2,316	179,930
Emerson Electric Co.	3,414	162,677
Encore Wire Corp.	127	5,333
EnerSys	237	11,736
Generac Holdings, Inc. (a)	353	32,889
GrafTech International Ltd. (b)	267	2,168
Hubbell, Inc. Class B	309	35,455
nVent Electric PLC	882	14,879
Plug Power, Inc. (a)(b)	1,425	5,045
Powell Industries, Inc.	48	1,232
Regal Beloit Corp.	231	14,541
Rockwell Automation, Inc.	646	97,488
Sensata Technologies, Inc. PLC (a)	905	26,182
Sunrun, Inc. (a)	442	4,464
Thermon Group Holdings, Inc. (a)	201	3,029
TPI Composites, Inc. (a)	180	2,660
Vicor Corp. (a)	102	4,543
Vivint Solar, Inc. (a)(b)	242	1,058
		728,792
Industrial Conglomerates - 1.1%
3M Co.	3,230	440,927
Carlisle Companies, Inc.	320	40,090
General Electric Co.	49,024	389,251
Honeywell International, Inc.	4,015	537,167
Raven Industries, Inc.	217	4,607
Roper Technologies, Inc.	583	181,785
		1,593,827
Machinery - 1.6%
AGCO Corp.	335	15,829
Alamo Group, Inc.	58	5,149
Albany International Corp. Class A (b)	179	8,472
Allison Transmission Holdings, Inc.	673	21,947
Altra Industrial Motion Corp.	364	6,366
Astec Industries, Inc.	127	4,441
Barnes Group, Inc.	269	11,252
Blue Bird Corp. (a)	106	1,159
Briggs & Stratton Corp. (b)	168	304
Caterpillar, Inc.	3,106	360,420
Chart Industries, Inc. (a)	203	5,883
CIRCOR International, Inc. (a)	118	1,372
Colfax Corp. (a)(b)	472	9,346
Columbus McKinnon Corp. (NY Shares)	133	3,325
Commercial Vehicle Group, Inc. (a)	157	237
Crane Co.	291	14,311
Cummins, Inc.	856	115,834
Deere & Co.	1,766	243,991
Donaldson Co., Inc.	713	27,543
Douglas Dynamics, Inc.	132	4,687
Dover Corp.	821	68,915
Energy Recovery, Inc. (a)(b)	161	1,198
Enerpac Tool Group Corp. Class A (b)	304	5,031
EnPro Industries, Inc.	123	4,868
ESCO Technologies, Inc.	142	10,779
Evoqua Water Technologies Corp. (a)	407	4,562
Federal Signal Corp.	348	9,493
Flowserve Corp.	741	17,702
Fortive Corp.	1,649	91,008
Franklin Electric Co., Inc.	216	10,180
Gardner Denver Holdings, Inc. (a)(b)	1,948	48,310
Gates Industrial Corp. PLC (a)(b)	276	2,037
Gorman-Rupp Co.	111	3,464
Graco, Inc.	943	45,952
Greenbrier Companies, Inc.	197	3,495
Hillenbrand, Inc.	435	8,313
Hyster-Yale Materials Handling Class A	63	2,526
IDEX Corp.	418	57,730
Illinois Tool Works, Inc.	1,644	233,645
ITT, Inc.	500	22,680
John Bean Technologies Corp. (b)	183	13,591
Kadant, Inc.	66	4,927
Kennametal, Inc. (b)	461	8,584
Lincoln Electric Holdings, Inc.	344	23,736
Lindsay Corp.	61	5,586
LiqTech International, Inc. (a)(b)	151	648
Lydall, Inc. (a)	95	614
Manitowoc Co., Inc. (a)	192	1,632
Meritor, Inc. (a)(b)	412	5,459
Middleby Corp. (a)	318	18,088
Miller Industries, Inc.	63	1,782
Mueller Industries, Inc.	330	7,900
Mueller Water Products, Inc. Class A (b)	883	7,073
Navistar International Corp. New (a)	378	6,233
NN, Inc.	274	474
Nordson Corp.	289	39,035
Omega Flex, Inc.	16	1,350
Oshkosh Corp.	380	24,445
PACCAR, Inc.	1,938	118,470
Parker Hannifin Corp.	714	92,627
Pentair PLC	949	28,242
Proto Labs, Inc. (a)(b)	153	11,648
RBC Bearings, Inc. (a)	143	16,129
REV Group, Inc.	142	592
Rexnord Corp.	694	15,733
Snap-On, Inc. (b)	310	33,734
Spartan Motors, Inc.	165	2,130
SPX Corp. (a)(b)	243	7,932
SPX Flow, Inc. (a)	232	6,593
Standex International Corp.	77	3,775
Stanley Black & Decker, Inc.	848	84,800
Sun Hydraulics Corp.	165	6,257
Tennant Co. (b)	108	6,259
Terex Corp.	375	5,385
Timken Co.	382	12,354
Toro Co.	602	39,184
TriMas Corp. (a)	247	5,706
Trinity Industries, Inc. (b)	556	8,935
Wabash National Corp.	336	2,426
WABCO Holdings, Inc. (a)	285	38,489
Watts Water Technologies, Inc. Class A (b)	160	13,544
Welbilt, Inc. (a)	732	3,755
Westinghouse Air Brake Co.	1,030	49,574
Woodward, Inc.	318	18,902
Xylem, Inc.	1,018	66,302
		2,384,390
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	280	518
Genco Shipping & Trading Ltd.	96	616
Kirby Corp. (a)	342	14,867
Matson, Inc.	250	7,655
		23,656
Professional Services - 0.5%
ASGN, Inc. (a)	297	10,490
Barrett Business Services, Inc.	42	1,665
CBIZ, Inc. (a)	306	6,402
CoStar Group, Inc. (a)	205	120,378
CRA International, Inc.	43	1,437
Equifax, Inc.	674	80,509
Exponent, Inc.	290	20,854
Forrester Research, Inc. (a)	68	1,988
Franklin Covey Co. (a)	53	824
FTI Consulting, Inc. (a)	209	25,032
Heidrick & Struggles International, Inc.	121	2,723
Huron Consulting Group, Inc. (a)	131	5,942
ICF International, Inc.	110	7,557
IHS Markit Ltd.	2,246	134,760
Insperity, Inc.	215	8,020
Kelly Services, Inc. Class A (non-vtg.)	201	2,551
Kforce, Inc.	103	2,634
Korn Ferry	316	7,685
Manpower, Inc.	331	17,540
MISTRAS Group, Inc. (a)	100	426
Nielsen Holdings PLC	2,019	25,318
Resources Connection, Inc.	147	1,613
Robert Half International, Inc.	665	25,104
TransUnion Holding Co., Inc.	1,064	70,416
TriNet Group, Inc. (a)	253	9,528
TrueBlue, Inc. (a)	217	2,769
Upwork, Inc. (a)	314	2,025
Verisk Analytics, Inc.	918	127,951
Willdan Group, Inc. (a)	46	983
		725,124
Road & Rail - 0.9%
AMERCO	45	13,075
ArcBest Corp.	157	2,751
Avis Budget Group, Inc. (a)	322	4,476
Covenant Transport Group, Inc. Class A (a)	46	399
CSX Corp.	4,361	249,885
Heartland Express, Inc.	239	4,438
Hertz Global Holdings, Inc. (a)	572	3,535
J.B. Hunt Transport Services, Inc.	482	44,455
Kansas City Southern	552	70,203
Knight-Swift Transportation Holdings, Inc. Class A (b)	693	22,730
Landstar System, Inc.	227	21,760
Lyft, Inc.	1,151	30,904
Marten Transport Ltd.	236	4,843
Norfolk Southern Corp.	1,460	213,160
Old Dominion Freight Lines, Inc.	541	71,012
Ryder System, Inc.	296	7,826
Saia, Inc. (a)	149	10,957
Schneider National, Inc. Class B	189	3,655
Union Pacific Corp.	3,900	550,056
Universal Logistics Holdings, Inc.	45	590
Werner Enterprises, Inc.	255	9,246
YRC Worldwide, Inc. (a)(b)	116	195
		1,340,151
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A (b)	592	13,107
Applied Industrial Technologies, Inc.	219	10,013
Beacon Roofing Supply, Inc. (a)	375	6,203
BlueLinx Corp. (a)	35	173
BMC Stock Holdings, Inc. (a)	386	6,844
CAI International, Inc. (a)	77	1,089
DXP Enterprises, Inc. (a)	76	932
Fastenal Co.	3,216	100,500
Foundation Building Materials, Inc. (a)	97	998
GATX Corp. (b)	199	12,449
GMS, Inc. (a)	242	3,807
H&E Equipment Services, Inc.	169	2,481
HD Supply Holdings, Inc. (a)	942	26,781
Herc Holdings, Inc. (a)	141	2,885
Kaman Corp.	157	6,040
MRC Global, Inc. (a)	457	1,947
MSC Industrial Direct Co., Inc. Class A	256	14,072
Now, Inc. (a)(b)	631	3,256
Rush Enterprises, Inc. Class A	155	4,948
SiteOne Landscape Supply, Inc. (a)(b)	234	17,227
Textainer Group Holdings Ltd. (a)(b)	282	2,318
Titan Machinery, Inc. (a)	65	565
Triton International Ltd. (b)	297	7,683
United Rentals, Inc. (a)	425	43,733
Univar, Inc. (a)	782	8,383
Veritiv Corp. (a)	66	519
W.W. Grainger, Inc.	247	61,380
Watsco, Inc.	184	29,078
WESCO International, Inc. (a)	237	5,415
		394,826
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	440	11,110

TOTAL INDUSTRIALS		12,515,696

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	214	14,377
ADTRAN, Inc.	212	1,628
Applied Optoelectronics, Inc. (a)	70	531
Arista Networks, Inc. (a)(b)	307	62,183
CalAmp Corp. (a)	151	680
Calix Networks, Inc. (a)	242	1,713
Casa Systems, Inc. (a)	111	389
Ciena Corp. (a)	876	34,874
Cisco Systems, Inc.	23,840	937,150
CommScope Holding Co., Inc. (a)	1,101	10,030
Comtech Telecommunications Corp.	143	1,900
Digi International, Inc. (a)	160	1,526
EchoStar Holding Corp. Class A (a)	257	8,216
Extreme Networks, Inc. (a)	746	2,305
F5 Networks, Inc. (a)	334	35,614
Harmonic, Inc. (a)	554	3,191
Infinera Corp. (a)(b)	884	4,685
Inseego Corp. (a)	298	1,857
InterDigital, Inc.	175	7,810
Juniper Networks, Inc.	1,910	36,557
Lumentum Holdings, Inc. (a)	427	31,470
Motorola Solutions, Inc.	962	127,869
NETGEAR, Inc. (a)	165	3,769
NetScout Systems, Inc. (a)	369	8,734
Plantronics, Inc. (b)	165	1,660
Sonus Networks, Inc. (a)	174	527
Ubiquiti, Inc.	70	9,911
ViaSat, Inc. (a)	326	11,710
Viavi Solutions, Inc. (a)	1,285	14,405
		1,377,271
Electronic Equipment & Components - 0.7%
Akoustis Technologies, Inc. (a)(b)	144	773
Amphenol Corp. Class A	1,656	120,689
Anixter International, Inc. (a)	170	14,938
Arlo Technologies, Inc. (a)	335	814
Arrow Electronics, Inc. (a)	458	23,756
Avnet, Inc.	571	14,332
Badger Meter, Inc.	165	8,844
Belden, Inc.	223	8,046
Benchmark Electronics, Inc.	211	4,218
CDW Corp.	801	74,709
Cognex Corp.	967	40,827
Coherent, Inc. (a)	137	14,578
Corning, Inc.	4,292	88,158
CTS Corp.	177	4,406
Dolby Laboratories, Inc. Class A	362	19,624
ePlus, Inc. (a)	82	5,135
Fabrinet (a)	202	11,021
FARO Technologies, Inc. (a)	102	4,539
Fitbit, Inc. (a)	1,299	8,651
FLIR Systems, Inc.	760	24,236
II-VI, Inc. (a)	494	14,079
Insight Enterprises, Inc. (a)	201	8,468
IPG Photonics Corp. (a)	203	22,387
Itron, Inc. (a)	200	11,166
Jabil, Inc.	784	19,271
KEMET Corp.	296	7,151
Keysight Technologies, Inc. (a)	1,048	87,697
Knowles Corp. (a)	459	6,141
Littelfuse, Inc.	137	18,279
Luna Innovations, Inc. (a)	119	732
Methode Electronics, Inc. Class A	222	5,867
MTS Systems Corp.	93	2,093
Napco Security Technolgies, Inc. (a)	63	956
National Instruments Corp.	668	22,097
nLIGHT, Inc. (a)	186	1,951
Novanta, Inc. (a)	198	15,816
OSI Systems, Inc. (a)	98	6,754
Par Technology Corp. (a)	70	900
PC Connection, Inc.	66	2,720
Plexus Corp. (a)	164	8,948
Rogers Corp. (a)(b)	107	10,103
Sanmina Corp. (a)	386	10,530
ScanSource, Inc. (a)	156	3,337
SYNNEX Corp.	231	16,886
TE Connectivity Ltd.	1,870	117,773
Tech Data Corp. (a)	193	25,254
Trimble, Inc. (a)	1,410	44,880
TTM Technologies, Inc. (a)	554	5,728
Vishay Intertechnology, Inc.	748	10,779
Vishay Precision Group, Inc. (a)	59	1,185
Zebra Technologies Corp. Class A (a)	304	55,814
		1,058,036
IT Services - 5.1%
3PEA International, Inc. (a)(b)	151	779
Accenture PLC Class A	3,573	583,328
Akamai Technologies, Inc. (a)	904	82,707
Alliance Data Systems Corp.	232	7,807
Amdocs Ltd.	766	42,107
Automatic Data Processing, Inc.	2,427	331,722
Black Knight, Inc. (a)	846	49,119
Booz Allen Hamilton Holding Corp. Class A	793	54,432
Brightcove, Inc. (a)	204	1,422
Broadridge Financial Solutions, Inc.	648	61,450
CACI International, Inc. Class A (a)	141	29,772
Cardtronics PLC (a)	211	4,414
Cass Information Systems, Inc.	73	2,567
Cognizant Technology Solutions Corp. Class A	3,070	142,663
Conduent, Inc. (a)	994	2,435
CoreLogic, Inc.	444	13,560
CSG Systems International, Inc.	193	8,077
DXC Technology Co.	1,450	18,923
Endurance International Group Holdings, Inc. (a)	535	1,033
EPAM Systems, Inc. (a)	311	57,740
Euronet Worldwide, Inc. (a)	305	26,145
EVERTEC, Inc.	326	7,410
EVO Payments, Inc. Class A (a)	232	3,550
ExlService Holdings, Inc. (a)	192	9,990
Fastly, Inc. Class A	90	1,708
Fidelity National Information Services, Inc.	3,450	419,658
Fiserv, Inc. (a)	3,210	304,918
FleetCor Technologies, Inc. (a)	485	90,472
Gartner, Inc. (a)	496	49,387
Genpact Ltd.	867	25,316
Global Payments, Inc.	1,686	243,172
GoDaddy, Inc. (a)	1,002	57,224
GreenSky, Inc. Class A (a)(b)	213	814
GTT Communications, Inc. (a)(b)	132	1,049
Hackett Group, Inc.	159	2,022
i3 Verticals, Inc. Class A (a)	81	1,546
IBM Corp.	4,976	551,988
International Money Express, Inc. (a)	142	1,296
Jack Henry & Associates, Inc.	429	66,598
KBR, Inc.	816	16,875
Leidos Holdings, Inc.	753	69,012
Limelight Networks, Inc. (a)	717	4,087
Liveramp Holdings, Inc. (a)	384	12,641
ManTech International Corp. Class A	153	11,119
MasterCard, Inc. Class A	4,992	1,205,868
Maximus, Inc.	351	20,428
MongoDB, Inc. Class A (a)(b)	197	26,898
NIC, Inc.	357	8,211
Okta, Inc. (a)	627	76,657
Paychex, Inc.	1,783	112,186
PayPal Holdings, Inc. (a)	6,599	631,788
Perficient, Inc. (a)	188	5,093
Perspecta, Inc.	794	14,483
Repay Holdings Corp. (a)(b)	159	2,282
Sabre Corp.	1,549	9,186
Science Applications International Corp.	275	20,523
Square, Inc. (a)	1,916	100,360
Switch, Inc. Class A	306	4,416
Sykes Enterprises, Inc. (a)	211	5,722
The Western Union Co.	2,371	42,986
Ttec Holdings, Inc.	105	3,856
Twilio, Inc. Class A (a)	705	63,090
Unisys Corp. (a)	299	3,693
VeriSign, Inc. (a)	584	105,173
Verra Mobility Corp. (a)	735	5,248
Virtusa Corp. (a)	169	4,800
Visa, Inc. Class A (b)	9,628	1,551,263
WEX, Inc. (a)	245	25,615
		7,523,879
Semiconductors & Semiconductor Equipment - 4.2%
ACM Research, Inc. (a)	51	1,510
Adesto Technologies Corp. (a)(b)	135	1,511
Advanced Energy Industries, Inc. (a)	219	10,619
Advanced Micro Devices, Inc. (a)	6,572	298,895
Alpha & Omega Semiconductor Ltd. (a)	107	686
Ambarella, Inc. (a)	178	8,644
Amkor Technology, Inc. (a)	598	4,658
Analog Devices, Inc.	2,068	185,396
Applied Materials, Inc.	5,189	237,760
Axcelis Technologies, Inc. (a)	167	3,058
Broadcom, Inc.	2,230	528,733
Brooks Automation, Inc.	409	12,475
Cabot Microelectronics Corp.	165	18,833
Ceva, Inc. (a)	115	2,867
Cirrus Logic, Inc. (a)	314	20,608
Cohu, Inc.	243	3,008
Cree, Inc. (a)	610	21,631
Cypress Semiconductor Corp.	2,089	48,715
Diodes, Inc. (a)	227	9,224
DSP Group, Inc. (a)	130	1,742
Enphase Energy, Inc. (a)	456	14,724
Entegris, Inc.	762	34,115
First Solar, Inc. (a)(b)	432	15,578
FormFactor, Inc. (a)	431	8,659
Ichor Holdings Ltd. (a)	129	2,472
Impinj, Inc. (a)	72	1,203
Inphi Corp. (a)	258	20,426
Intel Corp.	24,454	1,323,450
KLA-Tencor Corp.	885	127,210
Kulicke & Soffa Industries, Inc.	348	7,263
Lam Research Corp.	815	195,600
Lattice Semiconductor Corp. (a)	745	13,276
MACOM Technology Solutions Holdings, Inc. (a)(b)	253	4,789
Marvell Technology Group Ltd.	3,775	85,428
Maxim Integrated Products, Inc.	1,510	73,401
MaxLinear, Inc. Class A (a)	381	4,446
Microchip Technology, Inc. (b)	1,334	90,445
Micron Technology, Inc. (a)	6,214	261,361
MKS Instruments, Inc.	309	25,168
Monolithic Power Systems, Inc.	227	38,013
NeoPhotonics Corp. (a)	274	1,987
NVE Corp.	22	1,145
NVIDIA Corp.	3,439	906,520
ON Semiconductor Corp. (a)	2,330	28,985
Onto Innovation, Inc. (a)	278	8,248
PDF Solutions, Inc. (a)	137	1,606
Photronics, Inc. (a)	359	3,683
Power Integrations, Inc.	166	14,663
Qorvo, Inc. (a)	657	52,974
Qualcomm, Inc.	6,418	434,178
Rambus, Inc. (a)	633	7,026
Semtech Corp. (a)	369	13,838
Silicon Laboratories, Inc. (a)	245	20,925
Skyworks Solutions, Inc.	951	85,000
SMART Global Holdings, Inc. (a)	81	1,968
SolarEdge Technologies, Inc. (a)	275	22,517
SunPower Corp. (a)(b)	527	2,672
Synaptics, Inc. (a)	188	10,880
Teradyne, Inc.	948	51,353
Texas Instruments, Inc.	5,257	525,332
Ultra Clean Holdings, Inc. (a)	225	3,105
Universal Display Corp.	240	31,627
Veeco Instruments, Inc. (a)	249	2,383
Xilinx, Inc.	1,409	109,817
Xperi Corp.	294	4,090
		6,114,122
Software - 8.3%
2U, Inc. (a)	360	7,639
8x8, Inc. (a)(b)	567	7,859
A10 Networks, Inc. (a)	371	2,304
ACI Worldwide, Inc. (a)	660	15,939
Adobe, Inc. (a)	2,721	865,931
Agilysys, Inc. (a)	115	1,921
Alarm.com Holdings, Inc. (a)	206	8,015
Altair Engineering, Inc. Class A (a)(b)	217	5,751
Alteryx, Inc. Class A (a)	276	26,267
Anaplan, Inc. (a)	485	14,676
ANSYS, Inc. (a)	479	111,353
AppFolio, Inc. (a)	81	8,987
Appian Corp. Class A (a)(b)	194	7,805
Aspen Technology, Inc. (a)	386	36,697
Asure Software, Inc. (a)(b)	112	668
Autodesk, Inc. (a)	1,234	192,627
Avalara, Inc. (a)	371	27,677
Avaya Holdings Corp. (a)(b)	554	4,482
Benefitfocus, Inc. (a)	195	1,737
Blackbaud, Inc.	276	15,332
BlackLine, Inc. (a)	242	12,732
Bottomline Technologies, Inc. (a)	208	7,623
Box, Inc. Class A (a)	822	11,541
Cadence Design Systems, Inc. (a)	1,560	103,022
CDK Global, Inc.	686	22,535
Cerence, Inc. (a)	219	3,373
Ceridian HCM Holding, Inc. (a)	570	28,540
Citrix Systems, Inc.	650	92,008
Cloudera, Inc. (a)(b)	1,391	10,947
CommVault Systems, Inc. (a)	246	9,958
Cornerstone OnDemand, Inc. (a)	291	9,239
Coupa Software, Inc. (a)	355	49,604
Crowdstrike Holdings, Inc.	118	6,570
Digimarc Corp. (a)	81	1,057
Digital Turbine, Inc. (a)	353	1,521
DocuSign, Inc. (a)	707	65,327
Domo, Inc. Class B (a)(b)	114	1,133
Dropbox, Inc. Class A (a)	1,223	22,136
Dynatrace, Inc.	508	12,111
Ebix, Inc. (b)	121	1,837
Elastic NV (a)	184	10,269
Envestnet, Inc. (a)(b)	297	15,973
Everbridge, Inc. (a)	191	20,315
Fair Isaac Corp. (a)	164	50,461
FireEye, Inc. (a)	1,225	12,961
Five9, Inc. (a)	345	26,379
Forescout Technologies, Inc. (a)	206	6,508
Fortinet, Inc. (a)	791	80,025
Globalscape, Inc.	103	733
Guidewire Software, Inc. (a)	467	37,038
HubSpot, Inc. (a)	228	30,367
Intelligent Systems Corp. (a)	30	1,020
Intuit, Inc.	1,461	336,030
j2 Global, Inc.	263	19,686
LivePerson, Inc. (a)	335	7,621
LogMeIn, Inc.	276	22,985
Manhattan Associates, Inc. (a)	360	17,935
Microsoft Corp.	42,882	6,762,869
MicroStrategy, Inc. Class A (a)	48	5,669
Mitek Systems, Inc. (a)	228	1,797
MobileIron, Inc. (a)	554	2,105
Model N, Inc. (a)	150	3,332
New Relic, Inc. (a)	283	13,086
Nortonlifelock, Inc.	3,187	59,629
Nuance Communications, Inc. (a)	1,599	26,831
Nutanix, Inc. Class A (a)(b)	826	13,051
Onespan, Inc. (a)	197	3,576
Oracle Corp.	12,176	588,466
Palo Alto Networks, Inc. (a)	548	89,850
Parametric Technology Corp. (a)	588	35,991
Paycom Software, Inc. (a)	273	55,149
Paylocity Holding Corp. (a)	202	17,841
Pegasystems, Inc.	215	15,314
Pluralsight, Inc. (a)	466	5,117
Progress Software Corp.	258	8,256
Proofpoint, Inc. (a)	319	32,726
PROS Holdings, Inc. (a)	223	6,920
Q2 Holdings, Inc. (a)	247	14,588
QAD, Inc. Class A	63	2,516
Qualys, Inc. (a)	188	16,354
Rapid7, Inc. (a)	255	11,049
RealPage, Inc. (a)	451	23,871
RingCentral, Inc. (a)	418	88,578
SailPoint Technologies Holding, Inc. (a)(b)	478	7,275
Salesforce.com, Inc. (a)	4,984	717,596
SecureWorks Corp.(a)	46	529
ServiceNow, Inc. (a)	1,060	303,775
ShotSpotter, Inc. (a)	54	1,484
Smartsheet, Inc. (a)	512	21,253
Smith Micro Software, Inc. (a)	172	724
SolarWinds, Inc. (a)(b)	368	5,767
Splunk, Inc. (a)	863	108,936
SPS Commerce, Inc. (a)	197	9,162
SS&C Technologies Holdings, Inc.	1,244	54,512
SurveyMonkey (a)	509	6,877
Synchronoss Technologies, Inc. (a)(b)	197	601
Synopsys, Inc. (a)	836	107,668
Telaria, Inc. (a)	210	1,260
TeleNav, Inc. (a)(b)	210	907
Tenable Holdings, Inc. (a)	239	5,225
Teradata Corp. (a)	630	12,909
The Trade Desk, Inc. (a)(b)	225	43,425
TiVo Corp.	661	4,680
Tyler Technologies, Inc. (a)	220	65,243
Upland Software, Inc. (a)	127	3,406
Varonis Systems, Inc. (a)	169	10,760
Verint Systems, Inc. (a)	377	16,211
VirnetX Holding Corp. (a)(b)	385	2,106
VMware, Inc. Class A (a)	447	54,132
Workday, Inc. Class A (a)	917	119,412
Workiva, Inc. (a)	214	6,919
Yext, Inc. (a)	530	5,401
Zendesk, Inc. (a)	630	40,326
Zix Corp. (a)	261	1,125
Zoom Video Communications, Inc. Class A (b)	146	21,334
Zscaler, Inc. (a)	369	22,457
Zuora, Inc. (a)	393	3,164
		12,223,879
Technology Hardware, Storage & Peripherals - 4.4%
3D Systems Corp. (a)(b)	692	5,335
Apple, Inc.	23,477	5,969,966
Avid Technology, Inc. (a)	185	1,245
Dell Technologies, Inc. (a)	882	34,883
Diebold Nixdorf, Inc. (a)(b)	478	1,683
Hewlett Packard Enterprise Co.	7,215	70,058
HP, Inc.	8,311	144,279
Immersion Corp. (a)	125	670
NCR Corp. (a)	721	12,762
NetApp, Inc.	1,292	53,863
Pure Storage, Inc. Class A (a)	1,276	15,695
Seagate Technology LLC	1,308	63,830
Western Digital Corp.	1,683	70,046
Xerox Holdings Corp.	1,052	19,925
		6,464,240

TOTAL INFORMATION TECHNOLOGY		34,761,427

MATERIALS - 2.5%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	95	624
AdvanSix, Inc. (a)(b)	134	1,278
Air Products & Chemicals, Inc.	1,238	247,117
Albemarle Corp. U.S. (b)	601	33,878
American Vanguard Corp.	98	1,417
Amyris, Inc. (a)(b)	218	558
Ashland Global Holdings, Inc.	340	17,024
Axalta Coating Systems Ltd. (a)	1,184	20,448
Balchem Corp.	182	17,967
Cabot Corp.	316	8,254
Celanese Corp. Class A	683	50,125
CF Industries Holdings, Inc.	1,230	33,456
Chase Corp.	45	3,703
Corteva, Inc.	4,183	98,301
Dow, Inc.	4,158	121,580
DuPont de Nemours, Inc.	4,143	141,276
Eastman Chemical Co.	770	35,867
Ecolab, Inc.	1,409	219,564
Element Solutions, Inc. (a)	1,253	10,475
Ferro Corp. (a)	464	4,343
FMC Corp.	734	59,960
GCP Applied Technologies, Inc. (a)	305	5,429
H.B. Fuller Co. (b)	288	8,044
Huntsman Corp.	1,120	16,162
Ingevity Corp. (a)	231	8,131
Innospec, Inc.	138	9,590
International Flavors & Fragrances, Inc. (b)	604	61,656
Intrepid Potash, Inc. (a)	452	362
Koppers Holdings, Inc. (a)	132	1,633
Kraton Performance Polymers, Inc. (a)	203	1,644
Kronos Worldwide, Inc. (b)	103	869
Linde PLC	3,021	522,633
Livent Corp. (a)(b)	829	4,352
LyondellBasell Industries NV Class A	1,431	71,021
Minerals Technologies, Inc.	188	6,817
NewMarket Corp.	42	16,081
Olin Corp.	920	10,736
OMNOVA Solutions, Inc. (a)	207	2,099
PolyOne Corp.	510	9,675
PPG Industries, Inc.	1,324	110,686
PQ Group Holdings, Inc. (a)	231	2,518
Quaker Chemical Corp.	75	9,471
Rayonier Advanced Materials, Inc.	220	233
RPM International, Inc.	732	43,554
Sensient Technologies Corp. (b)	240	10,442
Sherwin-Williams Co.	462	212,298
Stepan Co.	115	10,173
The Chemours Co. LLC	918	8,143
The Mosaic Co.	1,981	21,434
The Scotts Miracle-Gro Co. Class A	217	22,221
Tredegar Corp.	136	2,126
Trinseo SA	216	3,912
Tronox Holdings PLC	498	2,480
Valvoline, Inc.	1,066	13,954
Venator Materials PLC (a)(b)	255	439
W.R. Grace & Co.	317	11,285
Westlake Chemical Corp. (b)	203	7,749
		2,377,267
Construction Materials - 0.1%
Eagle Materials, Inc.	235	13,729
Forterra, Inc. (a)	139	831
Martin Marietta Materials, Inc.	352	66,609
Summit Materials, Inc. (a)	625	9,375
U.S. Concrete, Inc. (a)	82	1,487
Vulcan Materials Co.	739	79,864
		171,895
Containers & Packaging - 0.4%
Amcor PLC	9,021	73,251
Aptargroup, Inc.	361	35,934
Avery Dennison Corp.	472	48,083
Ball Corp.	1,834	118,586
Berry Global Group, Inc. (a)	747	25,181
Crown Holdings, Inc. (a)	766	44,459
Graphic Packaging Holding Co.	1,633	19,923
Greif, Inc. Class A	152	4,726
International Paper Co.	2,218	69,046
Myers Industries, Inc.	229	2,462
O-I Glass, Inc.	897	6,378
Packaging Corp. of America	525	45,586
Sealed Air Corp.	864	21,349
Silgan Holdings, Inc.	442	12,827
Sonoco Products Co.	563	26,095
UFP Technologies, Inc. (a)	36	1,371
WestRock Co.	1,456	41,147
		596,404
Metals & Mining - 0.4%
Alcoa Corp. (a)	1,041	6,413
Allegheny Technologies, Inc. (a)	727	6,180
Carpenter Technology Corp.	267	5,207
Century Aluminum Co. (a)	213	771
Cleveland-Cliffs, Inc. (b)	2,265	8,947
Coeur d'Alene Mines Corp. (a)	1,361	4,369
Commercial Metals Co.	672	10,611
Compass Minerals International, Inc.	195	7,502
Freeport-McMoRan, Inc.	8,058	54,392
Gold Resource Corp.	378	1,040
Haynes International, Inc.	56	1,154
Hecla Mining Co.	2,844	5,176
Kaiser Aluminum Corp.	88	6,097
Materion Corp.	118	4,131
McEwen Mining, Inc. (b)	1,869	1,235
Newmont Corp.	4,606	208,560
Nucor Corp.	1,716	61,810
Reliance Steel & Aluminum Co.	377	33,021
Royal Gold, Inc.	371	32,540
Ryerson Holding Corp. (a)	91	484
Schnitzer Steel Industries, Inc. Class A	163	2,126
Steel Dynamics, Inc.	1,220	27,499
SunCoke Energy, Inc.	492	1,894
TimkenSteel Corp. (a)	156	504
United States Steel Corp. (b)	1,016	6,411
Warrior Metropolitan Coal, Inc.	289	3,069
Worthington Industries, Inc.	216	5,670
		506,813
Paper & Forest Products - 0.0%
Boise Cascade Co.	226	5,374
Clearwater Paper Corp. (a)	102	2,225
Domtar Corp.	338	7,314
Louisiana-Pacific Corp.	665	11,425
Mercer International, Inc. (SBI)	182	1,318
Neenah, Inc.	90	3,882
P.H. Glatfelter Co.	264	3,226
Resolute Forest Products (a)	354	446
Schweitzer-Mauduit International, Inc.	187	5,202
Verso Corp. (a)(b)	209	2,358
		42,770

TOTAL MATERIALS		3,695,149

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Acadia Realty Trust (SBI)	495	6,133
Agree Realty Corp.	241	14,918
Alexander & Baldwin, Inc.	388	4,353
Alexanders, Inc.	12	3,311
Alexandria Real Estate Equities, Inc.	686	94,023
American Assets Trust, Inc.	271	6,775
American Campus Communities, Inc.	784	21,756
American Finance Trust, Inc.	602	3,763
American Homes 4 Rent Class A	1,411	32,735
American Tower Corp.	2,490	542,198
Americold Realty Trust	1,085	36,933
Apartment Investment & Management Co. Class A	847	29,772
Apple Hospitality (REIT), Inc.	1,208	11,077
Armada Hoffler Properties, Inc.	301	3,221
Ashford Hospitality Trust, Inc.	297	220
AvalonBay Communities, Inc.	782	115,087
Bluerock Residential Growth (REIT), Inc.	100	557
Boston Properties, Inc.	797	73,507
Braemar Hotels & Resorts, Inc.	135	230
Brandywine Realty Trust (SBI)	1,003	10,552
Brixmor Property Group, Inc.	1,686	16,017
Camden Property Trust (SBI)	550	43,582
CareTrust (REIT), Inc.	544	8,046
CatchMark Timber Trust, Inc.	262	1,892
CBL & Associates Properties, Inc.	625	125
Chatham Lodging Trust	267	1,586
City Office REIT, Inc.	300	2,169
Colony Capital, Inc.	2,851	4,989
Columbia Property Trust, Inc.	681	8,513
Community Healthcare Trust, Inc.	109	4,173
CoreCivic, Inc.	678	7,573
CorEnergy Infrastructure Trust, Inc.	70	1,287
CorePoint Lodging, Inc.	270	1,058
CoreSite Realty Corp.	213	24,687
Corporate Office Properties Trust (SBI)	633	14,008
Cousins Properties, Inc.	832	24,353
Crown Castle International Corp.	2,337	337,463
CubeSmart	1,097	29,389
CyrusOne, Inc.	644	39,767
DiamondRock Hospitality Co.	1,141	5,796
Digital Realty Trust, Inc.	1,476	205,031
Douglas Emmett, Inc.	936	28,557
Duke Realty Corp.	2,058	66,638
Easterly Government Properties, Inc.	429	10,571
EastGroup Properties, Inc.	217	22,672
Empire State Realty Trust, Inc.	811	7,267
EPR Properties	445	10,778
Equinix, Inc.	479	299,169
Equity Commonwealth	684	21,690
Equity Lifestyle Properties, Inc.	1,011	58,112
Equity Residential (SBI)	1,955	120,643
Essential Properties Realty Trust, Inc.	495	6,465
Essex Property Trust, Inc.	368	81,048
Extra Space Storage, Inc.	723	69,234
Federal Realty Investment Trust (SBI)	398	29,695
First Industrial Realty Trust, Inc.	720	23,926
Four Corners Property Trust, Inc.	400	7,484
Franklin Street Properties Corp.	610	3,495
Front Yard Residential Corp. Class B	295	3,525
Gaming & Leisure Properties	1,146	31,756
Getty Realty Corp.	196	4,653
Gladstone Commercial Corp.	173	2,484
Gladstone Land Corp.	81	960
Global Medical REIT, Inc.	213	2,156
Global Net Lease, Inc.	508	6,792
Government Properties Income Trust	269	7,330
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	363	7,409
HCP, Inc.	2,801	66,804
Healthcare Realty Trust, Inc.	759	21,199
Healthcare Trust of America, Inc.	1,174	28,505
Hersha Hospitality Trust	208	745
Highwoods Properties, Inc. (SBI)	594	21,039
Hospitality Properties Trust (SBI)	919	4,963
Host Hotels & Resorts, Inc.	4,068	44,911
Hudson Pacific Properties, Inc.	889	22,545
Independence Realty Trust, Inc.	509	4,550
Industrial Logistics Properties Trust	359	6,297
Investors Real Estate Trust	69	3,795
Invitation Homes, Inc.	3,047	65,114
Iron Mountain, Inc.	1,628	38,746
iStar Financial, Inc.	367	3,894
JBG SMITH Properties	674	21,453
Jernigan Capital, Inc.	129	1,414
Kilroy Realty Corp.	554	35,290
Kimco Realty Corp.	2,375	22,966
Kite Realty Group Trust	489	4,631
Lamar Advertising Co. Class A	487	24,973
Lexington Corporate Properties Trust	1,404	13,942
Life Storage, Inc.	266	25,150
LTC Properties, Inc.	225	6,953
Mack-Cali Realty Corp.	515	7,843
Medical Properties Trust, Inc.	2,930	50,660
Mid-America Apartment Communities, Inc.	644	66,351
Monmouth Real Estate Investment Corp. Class A	552	6,652
National Health Investors, Inc.	228	11,291
National Retail Properties, Inc.	973	31,321
National Storage Affiliates Trust	328	9,709
New Senior Investment Group, Inc.	501	1,283
NexPoint Residential Trust, Inc.	129	3,252
Omega Healthcare Investors, Inc.	1,237	32,830
Outfront Media, Inc.	814	10,973
Paramount Group, Inc.	1,151	10,129
Park Hotels & Resorts, Inc.	1,358	10,742
Pebblebrook Hotel Trust	758	8,255
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	264
Physicians Realty Trust	1,065	14,846
Piedmont Office Realty Trust, Inc. Class A	697	12,309
Plymouth Industrial REIT, Inc.	76	848
Potlatch Corp.	372	11,677
Preferred Apartment Communities, Inc. Class A	278	1,996
Prologis, Inc.	4,148	333,375
PS Business Parks, Inc.	112	15,178
Public Storage	844	167,627
QTS Realty Trust, Inc. Class A	329	19,085
Ramco-Gershenson Properties Trust (SBI)	474	2,858
Rayonier, Inc.	736	17,333
Realty Income Corp.	1,926	96,030
Regency Centers Corp.	950	36,509
Retail Opportunity Investments Corp.	661	5,480
Retail Properties America, Inc.	1,236	6,390
Retail Value, Inc.	70	858
Rexford Industrial Realty, Inc.	627	25,713
RLJ Lodging Trust	960	7,411
Ryman Hospitality Properties, Inc.	312	11,185
Sabra Health Care REIT, Inc.	1,096	11,968
Safety Income and Growth, Inc.	69	4,363
Saul Centers, Inc.	66	2,161
SBA Communications Corp. Class A	632	170,621
Senior Housing Properties Trust (SBI)	1,350	4,901
Seritage Growth Properties	190	1,731
Simon Property Group, Inc.	1,719	94,304
SITE Centers Corp.	864	4,501
SL Green Realty Corp.	467	20,128
Spirit Realty Capital, Inc.	563	14,722
Stag Industrial, Inc.	842	18,962
Store Capital Corp.	1,209	21,907
Summit Hotel Properties, Inc.	556	2,346
Sun Communities, Inc.	524	65,421
Sunstone Hotel Investors, Inc.	1,286	11,201
Tanger Factory Outlet Centers, Inc. (b)	527	2,635
Taubman Centers, Inc.	353	14,784
Terreno Realty Corp.	379	19,613
The GEO Group, Inc.	694	8,439
The Macerich Co. (b)	636	3,581
UDR, Inc.	1,618	59,122
UMH Properties, Inc.	204	2,215
Uniti Group, Inc.	1,096	6,609
Universal Health Realty Income Trust (SBI)	73	7,359
Urban Edge Properties	651	5,735
Urstadt Biddle Properties, Inc. Class A	159	2,242
Ventas, Inc.	2,065	55,342
VEREIT, Inc.	6,045	29,560
VICI Properties, Inc. (b)	2,611	43,447
Vornado Realty Trust	898	32,517
Washington Prime Group, Inc. (b)	1,000	805
Washington REIT (SBI)	457	10,909
Weingarten Realty Investors (SBI)	685	9,885
Welltower, Inc.	2,269	103,875
Weyerhaeuser Co.	4,140	70,173
Whitestone REIT Class B	271	1,680
WP Carey, Inc.	975	56,628
Xenia Hotels & Resorts, Inc.	662	6,819
		5,268,487
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	337
CBRE Group, Inc. (a)	1,867	70,405
Consolidated-Tomoka Land Co.	28	1,269
eXp World Holdings, Inc. (a)(b)	129	1,091
Forestar Group, Inc. (a)	88	911
Howard Hughes Corp. (a)(b)	245	12,377
Jones Lang LaSalle, Inc.	292	29,486
Kennedy-Wilson Holdings, Inc. (b)	701	9,407
Marcus & Millichap, Inc. (a)	136	3,686
Newmark Group, Inc.	858	3,647
RE/MAX Holdings, Inc.	99	2,170
Realogy Holdings Corp. (b)	621	1,869
Redfin Corp. (a)	470	7,247
The RMR Group, Inc.	88	2,373
The St. Joe Co. (a)(b)	178	2,987
		149,262

TOTAL REAL ESTATE		5,417,749

UTILITIES - 3.3%
Electric Utilities - 2.0%
Allete, Inc.	287	17,415
Alliant Energy Corp.	1,352	65,288
American Electric Power Co., Inc.	2,776	222,024
Avangrid, Inc.	314	13,747
Duke Energy Corp.	4,098	331,446
Edison International	2,007	109,964
El Paso Electric Co.	229	15,563
Entergy Corp.	1,113	104,589
Evergy, Inc.	1,273	70,079
Eversource Energy	1,815	141,951
Exelon Corp.	5,455	200,799
FirstEnergy Corp.	3,018	120,931
Hawaiian Electric Industries, Inc.	613	26,390
IDACORP, Inc.	288	25,284
MGE Energy, Inc.	195	12,767
NextEra Energy, Inc.	2,748	661,224
NRG Energy, Inc.	1,425	38,846
OGE Energy Corp.	1,135	34,879
Otter Tail Corp.	223	9,915
Pinnacle West Capital Corp.	638	48,354
PNM Resources, Inc.	444	16,872
Portland General Electric Co.	492	23,586
PPL Corp.	4,297	106,050
Southern Co.	5,895	319,155
Xcel Energy, Inc.	2,945	177,584
		2,914,702
Gas Utilities - 0.1%
Atmos Energy Corp.	674	66,881
Chesapeake Utilities Corp.	92	7,885
National Fuel Gas Co.	478	17,825
New Jersey Resources Corp.	548	18,616
Northwest Natural Holding Co. (b)	173	10,683
ONE Gas, Inc. (b)	301	25,170
South Jersey Industries, Inc. (b)	517	12,925
Southwest Gas Holdings, Inc.	312	21,703
Spire, Inc.	287	21,376
UGI Corp.	1,182	31,524
		234,588
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	224	3,846
Class C	403	7,576
Ormat Technologies, Inc. (b)	289	19,554
Sunnova Energy International, Inc.	77	775
Terraform Power, Inc.	461	7,270
The AES Corp.	3,754	51,054
Vistra Energy Corp.	2,539	40,522
		130,597
Multi-Utilities - 1.0%
Ameren Corp.	1,379	100,433
Avista Corp.	370	15,721
Black Hills Corp.	348	22,282
CenterPoint Energy, Inc.	2,842	43,909
CMS Energy Corp.	1,589	93,354
Consolidated Edison, Inc.	1,868	145,704
Dominion Energy, Inc.	4,627	334,023
DTE Energy Co.	1,072	101,808
MDU Resources Group, Inc.	1,136	24,424
NiSource, Inc.	2,117	52,861
NorthWestern Energy Corp.	281	16,812
Public Service Enterprise Group, Inc.	2,831	127,140
Sempra Energy	1,583	178,863
Unitil Corp.	84	4,395
WEC Energy Group, Inc.	1,776	156,519
		1,418,248
Water Utilities - 0.1%
American States Water Co.	208	17,002
American Water Works Co., Inc.	1,013	121,114
Aqua America, Inc.	1,218	49,573
Cadiz, Inc. (a)	134	1,564
California Water Service Group	273	13,737
Middlesex Water Co.	100	6,012
SJW Corp. (b)	146	8,434
York Water Co.	70	3,042
		220,478

TOTAL UTILITIES		4,918,613

TOTAL COMMON STOCKS
(Cost $158,942,000)		140,531,304

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.29% (e)	5,434,229	5,435,859
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	2,253,319	2,253,770
TOTAL MONEY MARKET FUNDS
(Cost $7,689,448)		7,689,629
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $166,631,448)		148,220,933
NET OTHER ASSETS (LIABILITIES) - (0.6)%(g)		(937,633)
NET ASSETS - 100%		$147,283,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2020	$459,040	$22,575	$22,575
CME E-mini S&P 500 Index Contracts (United States)	42	June 2020	5,396,370	158,000	158,000
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	June 2020	287,560	(7,320)	(7,320)
TOTAL FUTURES CONTRACTS					$173,255

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,183 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $661,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,573
Fidelity Securities Lending Cash Central Fund	2,876
Total	$13,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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